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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
Equities: 95.8%
Information 25.8%
	> Business Software 6.9%
4,700,000	Informatica (a)
	Enterprise Data Integration Software	$192,465
2,550,000	ANSYS (a)
	Simulation Software for Engineers and Designers	125,052
2,700,000	Micros Systems (a)
	Information Systems for Hotels, Restaurants and Retailers	118,557
1,100,000	Quality Systems (b)
	IT Systems for Medical Groups & Ambulatory Care Centers	106,700
5,164,999	Hexagon (Sweden)
	Design, Measurement and Visualization Software and Equipment	67,162
1,480,000	Concur Technologies (a)
	Web Enabled Cost & Expense Management Software	55,086
2,250,000	Blackbaud (c)
	Software & Services for Non-Profits	50,107
2,000,000	TIBCO (a)
	Datacenter Software	44,780
1,700,000	Tyler Technologies (a)(c)
	Financial, Tax, Court, & Document Mgmt Systems for Local Governments	42,976
2,350,000	Constant Contact (a)(c)
	Email & Other Marketing Campaign Mgmt Systems Delivered Over the Web	40,631
1,450,000	NetSuite (a)(b)
	End to End IT Systems Solution Delivered Over the Web	39,164
850,000	Red Hat (a)
	Maintenance & Support for Opensource OS & Middleware	35,921
1,200,000	Ariba (a)
	Cost Management Software	33,252
2,025,000	Kenexa (a)(c)
	Recruiting and Workforce Management Solutions	31,671
920,000	Jack Henry & Associates
	Systems Financial Institutions	26,662
900,000	SPS Commerce (a)(c)
	Supply Chain Management Software Delivered via the Web	14,661
690,000	Advent Software (a)
	Asset Management & Trading Systems	14,387
550,000	Intralinks (a)
	Collaboration Software	4,131
313,100	Tangoe (a)
	Software Solution for Managing Communication Expense & Devices	3,541
1,000,000	InContact (a)
	Call Center Systems Delivered Via the Web & Telco Services	3,450
		1,050,356
	> Instrumentation 2.8%
1,600,000	Mettler Toledo (a)(c)
	Laboratory Equipment	223,936
2,780,000	IPG Photonics (a)(c)
	Fiber Lasers	120,763
2,035,000	Trimble Navigation (a)
	GPS-based Instruments	68,274
400,000	Hamamatsu Photonics (Japan)
	Optical Sensors for Medical & Industrial Applications	16,123
		429,096
	> Computer Hardware & Related Equipment 2.4%
3,565,000	Amphenol
	Electronic Connectors	145,345
4,550,000	II-VI (a)(c)
	Laser Optics and Specialty Materials	79,625
1,605,000	Zebra Technologies (a)
	Bar Code Printers	49,659
1,200,000	Netgear (a)
	Networking Products for Small Business & Home	31,068
800,000	Nice Systems - ADR (Israel) (a)
	Audio & Video Recording Solutions	24,280
605,000	Dolby Laboratories (a)
	Audio Technology for Consumer Electronics	16,601
605,000	Stratasys (a)
	Rapid Prototyping Systems	11,217
230,000	Gemalto (France)
	Digital Security Solutions	10,937
		368,732
	> Mobile Communications 2.3%
5,700,000	Crown Castle International (a)
	Communications Towers	231,819
3,150,000	SBA Communications (a)
	Communications Towers	108,612
600,000	MetroPCS Communications (a)
	Discount Cellular Telephone Services	5,226
1,500,000	Globalstar (a)(b)
	Satellite Mobile Voice & Data Carrier	614
		346,271
	> Telephone and Data Services 2.2%
9,500,000	tw telecom (a)(c)
	Fiber Optic Telephone/Data Services	156,940
1,200,000	AboveNet
	Metropolitan Fiber Communications Services	64,320
9,000,000	PAETEC Holding (a)(c)
	Telephone/Data Services for Business	47,610
2,520,000	Cogent Communications (a)(c)
	Internet Data Pipelines	33,894
2,000,000	General Communications (a)
	Commercial Comm & Consumer CATV, Web & Phone in Alaska	16,400
1,400,000	Boingo Wireless (a)(b)
	Wholesale and Retail WiFi Networks	10,010
		329,174
	> Semiconductors & Related Equipment 1.8%
9,065,000	Atmel (a)
	Microcontrollers, RF, and Memory Semiconductors	73,154
6,202,000	ON Semiconductor (a)
	Mixed Signal & Power Management Semiconductors	44,468

Number of Shares		Value (000)
	> Semiconductors & Related Equipment—continued
2,345,000	Microsemi (a)
	Analog/Mixed Signal Semiconductors	$37,473
4,000,000	Entegris (a)
	Semiconductor Materials Management Products	25,520
1,900,000	IXYS (a)(c)
	Power Semiconductors	20,672
500,000	Littelfuse
	Little Fuses	20,105
1,765,000	Pericom Semiconductor (a)(c)
	Interface ICs & Frequency Control Products	13,079
2,290,000	TriQuint Semiconductor (a)
	RF Semiconductors	11,496
644,280	Supertex (a)(c)
	Analog/Mixed Signal Semiconductors	11,146
800,000	Monolithic Power Systems (a)
	High Performance Analog & Mixed Signal ICs	8,144
		265,257
	> Telecommunications Equipment 1.3%
4,130,000	Polycom (a)
	Video Conferencing Equipment	75,868
685,000	F5 Networks (a)
	Internet Traffic Management Equipment	48,669
1,905,000	Finisar (a)
	Optical Subsystems and Components	33,414
2,030,000	Ixia (a)
	Telecom Network Test Equipment	15,570
1,925,000	Infinera (a)
	Optical Networking Equipment	14,861
		188,382
	> Computer Services 1.1%
3,307,204	iGATE (c)
	IT & Business Process Outsourcing Services	38,165
680,000	Syntel
	Offshore I/T Services	29,369
2,125,000	Virtusa (a)(c)
	Offshore I/T Outsourcing	28,050
1,145,000	ExlService Holdings (a)
	Business Process Outsourcing	25,190
1,575,000	Genpact (a)
	Business Process Outsourcing	22,664
4,500,000	Hackett Group (a)(c)
	IT Integration & Best Practice Research	16,785
1,076,353	WNS - ADR (India) (a)
	Offshore BPO (Business Process Outsourcing) Services	12,863
		173,086
	> CATV 1.1%
3,000,000	Discovery Communications, Series C (a)
	CATV programming	105,450
1,250,000	Liberty Global, Series A (a)
	Cable TV Franchises Outside the USA	45,225
17,770	Jupiter Telecommunications (Japan)
	Largest Cable Service Provider in Japan	19,227
		169,902
	> Gaming Equipment & Services 0.9%
3,725,000	Bally Technologies (a)(c)
	Slot Machines & Software	100,500
1,741,367	WMS Industries (a)
	Slot Machine Provider	30,631
		131,131
	> Financial Processors 0.8%
2,429,000	Global Payments
	Credit Card Processor	98,107
5,000,000	Singapore Exchange (Singapore)
	Singapore Equity & Derivatives Market Operator	25,133
		123,240
	> Business Information & Marketing Services 0.8%
1,400,000	Verisk Analytics (a)
	Risk & Decision Analytics	48,678
900,000	FTI Consulting (a)
	Financial Consulting Firm	33,129
3,000,000	Navigant Consulting (a)(c)
	Financial Consulting Firm	27,810
505,000	RPX (a)
	Patent Aggregation and Defensive Patent Consulting	10,459
		120,076
	> Electronics Distribution 0.5%
3,125,000	Avnet (a)
	Electronic Components Distribution	81,500
		81,500
	> Internet Related 0.4%
435,000	Equinix (a)
	Network Neutral Data Centers	38,641
464,305	Mail.ru - GDR (Russia) (a)(h)
	Internet Social Networking and Games for Russian Speakers	13,444
656,585	TheStreet.com
	Financial Information Websites	1,300
		53,385
	> Contract Manufacturing 0.3%
1,210,000	Plexus (a)
	Electronic Manufacturing Services	27,370
2,800,000	Sanmina-SCI (a)
	Electronic Manufacturing Services	18,704
		46,074
	> Entertainment Programming 0.1%
1,250,000	IMAX (Canada) (a)
	IMAX Movies, Theatre Equipment and Theatre Joint Ventures	18,100
		18,100
	> Radio 0.1%
164,991	Saga Communications (a)
	Radio Stations in Small & Mid-sized Cities	4,869
1,533,400	Salem Communications (c)
	Radio Stations for Religious Programming	3,511
177,700	Spanish Broadcasting System (a)
	Spanish Language Radio Stations	295
		8,675

Number of Shares		Value (000)
	> TV Broadcasting —%
1,750,000	Gray Television (a)
	Mid Market Affiliated TV Stations	$2,730
2,500,000	Entravision Communications (a)
	Spanish Language TV & Radio Stations	2,550
		5,280
	> Consumer Software —%
362,577	Carbonite (a)(b)
	Online file storage	4,365
		4,365
	> Advertising —%
1,500,000	VisionChina Media - ADR (China) (a)(b)
	Advertising on Digital Screens in China’s Mass Transit System	2,745
		2,745
Information: Total		3,914,827

Consumer Goods & Services 18.3%
	> Retail 5.4%
7,490,000	lululemon athletica (a)(c)
	Premium Active Apparel Retailer	364,388
3,510,000	Abercrombie & Fitch
	Teen Apparel Retailer	216,076
2,300,000	Shutterfly (a)(c)
	Internet Photo-Centric Retailer	94,714
5,600,000	Pier 1 Imports (a)
	Home Furnishing Retailer	54,768
5,225,000	Saks (a)(b)
	Luxury Department Store Retailer	45,719
525,000	DSW
	Branded Footwear Retailer	24,244
971,500	Teavana (a)(b)
	Specialty Tea Retailer	19,760
1,371,366	Gaiam (c)
	Healthy Living Catalogs & E-Commerce	4,649
66,000	The Fresh Market (a)(b)
	Specialty Food Retailer	2,519
		826,837
	> Apparel 3.6%
2,100,000	Coach
	Designer & Retailer of Branded Leather Accessories	108,843
1,120,000	Deckers Outdoor (a)
	Fashion Footwear Wholesaler	104,451
2,190,000	Warnaco Group (a)(c)
	Global Branded Apparel Manufacturer	100,937
1,410,000	PVH
	Apparel Wholesaler and Retailer	82,118
1,747,000	True Religion Apparel (a)(c)
	Premium Denim	47,099
1,455,000	Guess?
	Branded Apparel + Accessories + Licensor	41,453
1,000,000	Hanesbrands (a)
	Apparel Wholesaler	25,010
600,000	Steven Madden (a)
	Wholesaler/Retailer of Fashion Footwear	18,060
580,000	Crocs (a)
	Branded Footwear Wholesaler & Retailer	13,729
36,037	Zuoan Fashion (China) (a)(b)
	Men’s Apparel Provider in China	99
		541,799
	> Travel 2.5%
3,100,000	Expedia
	Online Travel Services Company	79,825
3,850,000	Gaylord Entertainment (a)(c)
	Convention Hotels	74,459
1,470,000	Vail Resorts
	Ski Resort Operator & Developer	55,551
1,400,000	HomeAway (a)(b)
	Vacation Rental Online Marketplace	47,068
4,000,000	Avis Budget Group (a)
	Second Largest Car Rental Company	38,680
970,000	Choice Hotels
	Franchisor Of Budget Hotel Brands	28,829
3,000,000	Hertz (a)
	Largest U.S. Rental Car Operator	26,700
2,000,000	Localiza Rent A Car (Brazil)
	Car Rental	26,390
		377,502
	> Food & Beverage 2.0%
1,780,000	Hansen Natural (a)
	Alternative Beverages	155,376
1,050,000	Diamond Foods (b)
	Snack Foods and Culinary Ingredients	83,779
32,896,000	Olam International (Singapore)
	Agriculture Supply Chain Manager	56,057
1,750,000	GLG Life Tech (Canada) (a)(c)
	Produce an All-Natural Sweetener Extracted from the Stevia Plant	6,160
240,000	Lance
	Snack Foods	5,004
		306,376
	> Other Consumer Services 0.8%
2,190,000	Lifetime Fitness (a)(c)
	Sport & Fitness Club Operator	80,701
14,000,000	Lifestyle International (Hong Kong)
	Mid to High-End Department Store Operator in Hong Kong & China	35,518
4,250,000	Move (a)
	Real Estate Internet Websites	6,162
1,325,000	IFM Investments (Century 21 China RE) - ADR (China) (a)
	Provide Real Estate Services in China	1,524
		123,905
	> Casinos & Gaming 0.7%
1,100,000	Penn National Gaming (a)
	Regional Casino Operator	36,619
3,950,000	Pinnacle Entertainment (a)(c)
	Regional Casino Operator	35,866
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a)(b)
	Macau Casino Operator	24,930
12,000,000	MGM China Holdings (Hong Kong) (a)
	Macau Casino Operator	15,903
		113,318

Number of Shares		Value (000)
	> Furniture & Textiles 0.7%
4,000,000	Knoll (c)
	Office Furniture	$54,800
2,250,000	Herman Miller
	Office Furniture	40,185
1,000,000	Interface
	Modular & Broadloom Carpet	11,860
		106,845
	> Educational Services 0.6%
2,800,000	Career Education (a)
	Postsecondary Education	36,540
1,400,000	Universal Technical Institute (a)(c)
	Vocational Training	19,026
800,000	New Oriental Education & Technology - ADR (China) (a)
	Education Service Provider	18,376
300,000	ITT Educational Services (a)(b)
	Postsecondary Degree Services	17,274
2,000,000	Voyager Learning, Contingent Value Rights (a)(d)(f)
	Education Services for the K-12 Market	180
		91,396
	> Other Durable Goods 0.5%
1,720,000	Jarden
	Branded Household Products	48,607
460,000	Cavco Industries (a)(c)
	Manufactured Homes	15,843
400,000	Tesla Motors (a)(b)
	Design, Manufacture and Sell High Performance Electric Vehicles	9,756
		74,206
	> Leisure Products 0.4%
2,180,000	Thor Industries
	RV & Bus Manufacturer	48,287
975,000	Skullcandy (a)(b)
	Lifestyle Branded Headphones	13,777
		62,064
	> Consumer Goods Distribution 0.4%
2,100,000	Pool
	Distributor of Swimming Pool Supplies & Equipment	54,978
		54,978
	> Restaurants 0.3%
2,000,000	AFC Enterprises (a)(c)
	Popeye’s Restaurants	23,660
675,000	Bravo Brio Restaurant Group (a)
	Upscale Casual Italian Restaurants	11,232
450,000	Cheesecake Factory (a)
	Casual Dining Restaurants	11,092
		45,984
	> Nondurables 0.3%
1,600,000	Helen of Troy (a)(c)
	Hair Dryers & Curling Irons	40,192
		40,192
	> Other Entertainment 0.1%
320,000	CTS Eventim (Germany)
	Event Ticket Sales	9,533
		9,533
Consumer Goods & Services: Total		2,774,935

Industrial Goods & Services 17.6%
	> Machinery 9.7%
4,200,000	Donaldson (c)
	Industrial Air Filtration	230,160
6,750,000	Ametek
	Aerospace/Industrial Instruments	222,547
3,000,000	Nordson
	Dispensing Systems for Adhesives & Coatings	119,220
3,535,000	Pentair
	Pumps & Water Treatment	113,155
3,200,000	Kennametal
	Consumable Cutting Tools	104,768
2,325,000	Clarcor
	Mobile & Industrial Filters	96,208
1,800,000	Pall
	Filtration & Fluids Clarification	76,320
2,250,000	HEICO (c)
	FAA Approved Aircraft Replacement Parts	75,735
2,050,000	MOOG (a)
	Motion Control Products for Aerospace, Defense & Industrial Markets	66,871
2,200,000	ESCO Technologies (c)
	Automatic Electric Meter Readers	56,100
1,150,000	WABCO Holdings (a)
	Truck & Bus Component Supplier	43,539
2,675,000	Oshkosh Corporation (a)
	Specialty Truck Manufacturer	42,105
805,000	Toro
	Turf Maintenance Equipment	39,662
1,300,000	Kaydon
	Specialized Friction & Motion Control Products	37,284
600,000	Wabtec
	Freight & Transit Component Supplier	31,722
1,667,021	Generac (a)
	Standby Power Generators	31,357
926,962	Mine Safety Appliances
	Safety Equipment	24,991
265,907	Neopost (France)
	Postage Meter Machines	19,498
3,450,000	Jain Irrigation Systems (India)
	Agricultural Micro-Irrigation Systems & Food Processing	10,685
10,000,000	Marel (Iceland) (a)
	Largest Manufacturer of Poultry and Fish Processing Equipment	9,943
100,000	Valmont Industries
	Center Pivot Irrigation Systems & Utility Poles	7,794
1,250,000	Spartan Motors
	Specialty Truck & Chassis Manufacturer	5,163
		1,464,827

Number of Shares		Value (000)
	> Industrial Materials & Specialty Chemicals 2.1%
1,750,000	Albemarle
	Refinery Catalysts and Other Specialty Chemicals	$70,700
760,000	FMC Corporation
	Niche Specialty Chemicals	52,562
305,000	Novozymes (Denmark)
	Industrial Enzymes	43,365
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile) (b)
	Producer of Specialty Fertilizers, Lithium and Iodine	32,176
1,260,000	Drew Industries (c)
	RV & Manufactured Home Components	25,175
2,218,700	Kansai Paint (Japan)
	Paint Producer in Japan, India, China and Southeast Asia	21,261
495,086	Mersen (France)
	Advanced Industrial Materials	19,594
900,000	Albany International
	Paper Machine Clothing and Advanced Textiles	16,425
400,000	Silgan Holdings
	Metal & Plastic Packaging	14,696
8,000	Sika (Switzerland)
	Chemicals for Construction & Industrial Applications	14,164
		310,118
	> Other Industrial Services 1.9%
3,200,000	Expeditors International of Washington
	International Freight Forwarder	129,760
1,767,165	Imtech (Netherlands)
	Electromechanical and ICT Installation and Maintenance	49,709
1,300,000	Forward Air
	Freight Transportation Between Airports	33,085
1,600,000	Mobile Mini (a)
	Portable Storage Units Leasing	26,304
900,000	LKQ (a)
	Alternative Auto Parts Distribution	21,744
626,524	Arcadis (Netherlands)
	Engineering Consultants	11,437
750,000	UTI Worldwide
	Freight Forwarding & Logistics	9,780
1,336,001	Acorn Energy (a)(c)
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring	7,107
		288,926
	> Industrial Distribution 0.8%
605,000	WW Grainger
	Industrial Distribution	90,472
2,600,000	Interline Brands (a)(c)
	Industrial Distribution	33,462
		123,934
	> Waste Management 0.7%
2,400,000	Waste Connections
	Solid Waste Management	81,168
560,000	Clean Harbors (a)
	Hazardous Waste Services & Disposal	28,728
		109,896
	> Construction 0.7%
1,725,000	Chicago Bridge & Iron
	Engineering & Construction for LNG & Petrochemicals	49,387
66,000	NVR (a)
	DC Homebuilder	39,863
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil)
	Civil Engineering & Construction	16,858
		106,108
	> Outsourcing Services 0.6%
2,800,000	Quanta Services (a)
	Electrical & Telecom Construction Services	52,612
1,210,000	Insperity
	Professional Employer Organization	26,922
600,000	GP Strategies (a)
	Training Programs	5,994
		85,528
	> Electrical Components 0.6%
1,440,000	Acuity Brands
	Commercial Lighting Fixtures	51,898
1,500,000	Ushio (Japan)
	Industrial Light Sources	22,836
351,000	Saft (France)
	Niche Battery Manufacturer	9,426
		84,160
	> Steel 0.3%
4,000,000	GrafTech International (a)
	Industrial Graphite Materials Producer	50,800
		50,800
	> Conglomerates 0.2%
2,263,654	Aalberts Industries (Netherlands)
	Flow Control and Heat Treatment	33,655
		33,655
	> Water —%
649,000	Mueller Water Products
	Fire Hydrants, Valves & Ductile Iron Pipes	1,610
		1,610
Industrial Goods & Services: Total		2,659,562

Health Care 9.5%
	> Medical Equipment & Devices 3.3%
4,200,000	Alexion Pharmaceuticals (a)
	Biotech Focused on Orphan Diseases	269,052
1,800,000	Sirona Dental Systems (a)
	Manufacturer of Dental Equipment	76,338
860,000	Gen-Probe (a)
	Molecular In-Vitro Diagnostics	49,235
550,000	Haemonetics (a)
	Blood & Plasma Collection Equipment	32,164
340,000	Edwards Lifesciences (a)
	Heart Valves	24,235
570,000	Orthofix International (a)
	Bone Fixation & Stimulation Devices	19,671
625,100	Hill-Rom Holdings
	Hospital Beds/Patient Handling	18,766

Number of Shares		Value (000)
	> Medical Equipment & Devices—continued
1,650,000	Pacific Biosciences of California (a)(b)
	Genome Sequencing	$5,296
		494,757
	> Biotechnology & Drug Delivery 3.0%
4,315,000	BioMarin Pharmaceutical (a)
	Biotech Focused on Orphan Diseases	137,519
4,200,000	Seattle Genetics (a)(b)
	Antibody-Based Therapies for Cancer	80,052
2,226,000	InterMune (a)
	Drugs for Pulmonary Fibrosis & Hepatitis C	44,965
2,400,000	Auxilium Pharmaceuticals (a)(c)
	Biotech Focused on Niche Disease Areas	35,976
1,170,000	Onyx Pharmaceuticals (a)
	Commercial-Stage Biotech Focused on Cancer	35,112
4,500,000	NPS Pharmaceuticals (a)(c)
	Orphan Drugs & Healthy Royalties	29,295
5,500,000	Micromet (a)(b)(c)
	Next-generation Antibody Technology	26,400
3,430,000	Isis Pharmaceuticals (a)
	Biotech Pioneer in Antisense Drugs	23,255
4,549,900	Chelsea Therapeutics (a)(c)
	Biotech Focused on Rare Diseases	16,607
3,455,000	Raptor Pharmaceutical (a)(b)(c)
	Orphan Drug Company	15,582
1,740,000	Anthera Pharmaceuticals (a)
	Biotech Focused on Cardiovascular, Cancer & Immunology	8,300
142,825	United Therapeutics (a)
	Biotech Focused on Rare Diseases	5,355
359,944	MicroDose Technologies (a)(d)(f)
	Drug Inhaler Development	299
94,715	Locus Pharmaceuticals (a)(d)(e)(f)
	High Throughput Rational Drug Design	—
		458,717
	> Medical Supplies 1.6%
3,200,000	Cepheid (a)(c)
	Molecular Diagnostics	124,256
2,126,000	Patterson Companies
	Dental/Vet/Med Distributor	60,867
650,000	Henry Schein (a)
	Largest Distributor of Healthcare Products	40,307
325,200	Neogen (a)
	Food and Animal Safety Products	11,291
		236,721
	> Health Care Services 1.1%
665,000	Mednax (a)
	Physician Mgmt for Pediatric and Anesthesia Practices	41,656
1,625,000	Community Health Systems (a)
	Non-Urban Hospitals	27,040
3,800,000	Health Management Associates (a)
	Non-Urban Hospitals	26,296
1,725,000	HealthSouth (a)
	Inpatient Rehabalitation Facilities	25,754
4,900,000	eResearch Technology (a)(c)
	Clinical Research Services	21,854
850,000	HMS Holdings (a)
	Cost Containment Services	20,731
700,000	Allscripts Healthcare Solutions (a)
	IT for Physician Offices and Hospitals	12,614
		175,945
	> Pharmaceuticals 0.5%
4,788,400	Akorn (a)(c)
	Develops, Manufactures & Sells Specialty Generic Drugs	37,397
2,859,820	Adcock Ingram Holdings (South Africa)
	Manufacturer of Pharmaceuticals and Medical Supplies	21,208
2,040,000	Alimera Sciences (a)(b)(c)
	Ophthalmology-Focused Pharmaceutical Company	16,320
870,000	Horizon Pharma (a)
	Specialty Pharma Company	6,081
		81,006
Health Care: Total		1,447,146

Energy & Minerals 9.3%
	> Oil Services 3.8%
6,200,000	FMC Technologies (a)
	Oil and Gas Well Head Manufacturer	233,120
2,641,054	Fugro (Netherlands)
	Sub-sea Oilfield Services	133,192
2,399,000	Atwood Oceanics (a)
	Offshore Drilling Contractor	82,430
1,670,000	ShawCor (Canada)
	Oil and Gas Pipeline Products	38,774
743,000	Oil States International (a)
	Diversified North American Oil Service Provider	37,834
375,000	Bristow
	Largest Provider of Helicopter Services to Offshore Oil and Gas Producers	15,911
1,056,600	Black Diamond Group (Canada)
	Provides Accommodations/Equipment for Oil Sands Development	13,662
500,000	Hornbeck Offshore (a)
	Supply Vessel Operator in U.S. Gulf of Mexico	12,455
2,890,900	Horizon North Logistics (Canada)
	Provides Diversified Oil Service Offering in Northern Canada	10,842
8,870,000	Tuscany International Drilling (Colombia) (a)
1,040,000	Tuscany International Drilling - Warrants (Colombia) (a)	4,909
	South America Based Drilling Rig Contractor	5
		583,134
	> Oil & Gas Producers 3.4%
4,810,550	Pacific Rubiales Energy (Colombia) (b)
	Oil Production & Exploration in Colombia	101,913
2,400,000	Tullow Oil (United Kingdom)
	Oil and Gas Producer	48,538
1,389,000	Southwestern Energy (a)
	Oil and Gas Producer	46,295
715,000	SM Energy
	Oil and Gas Producer	43,365

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
695,000	Range Resources
	Oil and Gas Producer	$40,630
974,000	Rosetta Resources (a)
	Oil and Gas Producer Exploring in South Texas and Montana	33,330
2,700,000	Denbury Resources (a)
	Oil Producer Using Co2 Injection	31,050
650,000	Baytex (Canada) (a)(b)
	Oil and Gas Producer in Canada	27,175
850,000	Northern Oil And Gas (a)(b)
	Small E & P Company in North Dakota Bakken	16,481
1,143,800	Houston American Energy (b)
	Oil and Gas Exploration/Production in Colombia	15,739
250,000	Cabot Oil and Gas
	Large Natural Gas Producer in Appalachia and Gulf Coast	15,477
631,000	Celtic Exploration (Canada) (a)
	Canadian Oil and Gas Producer	13,591
550,000	Swift Energy (a)
	Oil and Gas Exploration and Production	13,387
27,000,000	ShaMaran Petroleum (a)
	Oil Exploration in Kurdistan	10,693
383,000	Ultra Petroleum (a)
	Oil and Gas Producer	10,617
847,000	Crew Energy (Canada) (a)
	Canadian Oil and Gas Producer	7,501
6,866,628	PetroMagdalena Energy (Colombia) (a)(b)
	Oil & Gas Exploration/Production in Colombia	6,553
228,200	Oasis Petroleum (a)(b)
	Oil Producer in North Dakota	5,096
575,000	Venoco (a)
	Oil and Gas Producer in California and Texas	5,066
37,500,000	Petromanas (Canada) (a)(c)	4,473
18,750,000	Petromanas - Warrants (Canada) (a)(d)
	Exploring for Oil in Albania	263
26,000,000	Petrodorado (Colombia) (a)(c)	4,218
24,000,000	Petrodorado - Warrants (Colombia) (a)(d)(f)
	Oil & Gas Exploration/Production in Columbia, Peru & Paraguay	499
6,300,000	Canacol Energy (Colombia) (a)
	Oil Producer in South America	3,848
30,275,000	Petroamerica (Colombia) (a)(c)
	Oil Exploration & Production in Colombia	3,322
1,198,100	Pan Orient (Canada) (a)
	Growth Oriented, Return Focused Asian Explorer	2,664
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(d)	2,474
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(f)
	Oil & Gas Exploration/Production in the North Sea	232
41,100,000	Quetzal Energy (Colombia) (a)(c)(d)
	Explores for Oil & Gas in Latin America	1,694
8,900,000	Quetzal Energy (Colombia) (a)(c)
	Explores for Oil & Gas in Latin America	382
		516,566
	> Mining 1.6%
1,950,000	Silver Wheaton (Canada)
	Silver Mining Royalty Company	57,428
545,000	Core Laboratories (Netherlands)
	Oil and Gas Reservoir Consulting	48,957
15,000,000	Zhaojin Mining Industry (China)
	Gold Mining and Refining in China	24,952
2,800,000	Alexco Resource (a)
	Mining, Exploration & Environmental Services	18,984
4,432,000	Northam Platinum (South Africa)
	Platinum Mining in South Africa	17,971
7,500,000	Duluth Metals (Canada) (a)(c)
	Copper & Nickel Miner	16,533
900,000	Silver Standard Resources (a)
	Silver Mining	16,515
1,150,000	Ivanhoe Mines (Canada) (a)
	Copper Mine Project in Mongolia	15,858
12,000,000	Mongolian Mining (Hong Kong) (a)
	Coking Coal Mining in Mongolia	10,609
5,000,000	Orko Silver (Canada) (a)(b)
	Silver Exploration & Development	8,970
800,000	Augusta Resource (a)(b)
	U.S. Copper/Molybdenum Mine	2,456
4,000,000	Wolverine Minerals (Canada) (a)(c)(d)(f)	1,299
2,000,000	Wolverine Minerals - Warrants (Canada) (a)(d)(f)
	Gold Miner	57
500,000	Duluth Exploration - Special Warrants (Canada) (a)(d)(f)
	Copper & Nickel Miner	95
		240,684
	> Oil Refining, Marketing & Distribution 0.2%
600,000	Vopak (Netherlands)
	World’s Largest Operator of Petroleum and Chemical Storage Terminals	28,677
		28,677
	> Alternative Energy 0.2%
3,000,000	GT Solar International (a)
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon	21,060
500,000	STR Holdings (a)(b)
	Makes Encapsulant for Solar Power Modules/Provides Quality Assurance	4,055
1,210,300	Synthesis Energy Systems (China) (a)(b)
	Owner/Operator of Gasification Plants	2,094
		27,209
	> Agricultural Commodities 0.1%
1,136,364	Union Agriculture Group (Argentina) (a)(d)(f)
	Farmland Operator in Uruguay	12,113
		12,113
Energy & Minerals: Total		1,408,383

Number of Shares		Value (000)
Finance 9.3%
	> Banks 3.7%
2,738,000	BOK Financial
	Tulsa Based S.W. Bank	$128,385
2,337,313	Hancock Holding
	Gulf Coast Bank	62,593
5,700,000	Valley National Bancorp (b)
	New Jersey/New York Bank	60,363
1,275,000	City National
	Bank & Asset Manager	48,144
2,860,000	MB Financial (c)
	Chicago Bank	42,099
4,487,800	Associated Banc-Corp
	Midwest Bank	41,737
910,000	SVB Financial Group (a)
	Bank to Venture Capitalists	33,670
4,300,000	CVB Financial (b)
	Inland Empire Business Bank	33,067
3,000,000	TCF Financial
	Great Lakes Bank	27,480
4,299,507	First Busey
	Illinois Bank	18,703
1,350,000	TriCo Bancshares (c)
	California Central Valley Bank	16,564
1,121,188	Sandy Spring Bancorp
	Baltimore, D.C. Bank	16,403
772,632	Hudson Valley
	Metro New York City Bank	13,467
706,559	Eagle Bancorp (a)
	Metro D.C. Bank	8,316
779,305	TrustCo Bank
	New York State Bank	3,476
246,505	Pacific Continental
	Pacific N.W. Bank	1,748
158,389	Green Bankshares (a)(b)
	Tennessee Bank	201
		556,416
	> Insurance 2.3%
11,900,000	CNO Financial Group (a)
	Life, Long Term Care & Medical Supplement Insurance	64,379
2,820,000	Leucadia National
	Insurance Holding Company	63,958
1,320,000	Hanover Insurance Group
	Personal & Commercial Lines Insurance	46,860
1,200,000	HCC Insurance Holdings
	Specialty Insurance	32,460
832,000	Willis Group (Ireland)
	Insurance Broker	28,596
1,225,000	Tower Group
	Commercial & Personal Lines Insurance	28,003
1,200,000	Delphi Financial Group
	Workers Comp & Group Employee Benefit Products & Services	25,824
1,420,000	Selective Insurance Group
	Commercial & Personal Lines Insurance	18,531
900,000	Brown & Brown
	Insurance Broker	16,020
150,000	Enstar Group (a)
	Insurance/Reinsurance & Related Services	14,284
694,343	Symetra Financial
	Life Insurance	5,659
300,000	Assured Guaranty
	Global Muni Bond Insurance	3,297
		347,871
	> Finance Companies 1.6%
1,505,202	World Acceptance (a)(c)
	Personal Loans	84,216
2,300,000	Aaron’s
	Rent to Own	58,075
2,150,000	McGrath Rentcorp (c)
	Temporary Space & IT Rentals	51,149
3,400,000	H&E Equipment Services (a)(c)
	Heavy Equipment Leasing	28,050
1,123,400	CAI International (a)(c)
	International Container Leasing	13,166
1,091,000	Marlin Business Services (a)(c)
	Small Equipment Leasing	11,565
78,500	Textainer Group Holdings
	Top International Container Leasor	1,592
		247,813
	> Brokerage & Money Management 1.3%
6,198,000	SEI Investments
	Mutual Fund Administration & Investment Management	95,325
3,700,000	Eaton Vance
	Specialty Mutual Funds	82,399
1,000,000	Artio Global Investors
	International Asset Manager	7,960
400,000	Financial Engines (a)
	Asset Management for 401k Plans	7,244
		192,928
	> Credit Cards 0.3%
350,000	Alliance Data Systems (a)(b)
	Diversified Credit Card Provider	32,445
100,000	Wright Express (a)
	Pay Card Processor	3,804
		36,249
	> Savings & Loans 0.1%
700,000	ViewPoint Financial
	Texas Thrift	8,015
1,010,000	Provident New York Bancorp
	New York State Thrift	5,878
452,146	Kaiser Federal Financial Group
	Los Angeles Savings & Loan	5,335
65,991	Berkshire Hills Bancorp
	Northeast Thrift	1,219
		20,447
Finance: Total		1,401,724

Number of Shares		Value (000)
Other Industries 6.0%
	> Real Estate 3.7%
4,575,000	Biomed Realty Trust
	Life Science-focused Office Buildings	$75,808
840,000	Federal Realty Investment Trust
	Shopping Centers	69,224
3,000,000	Associated Estates Realty (c)
	Multifamily Properties	46,380
2,200,000	Dupont Fabros Technology (b)
	Technology-focused Office Buildings	43,318
720,000	Digital Realty Trust (b)
	Technology-focused Office Buildings	39,715
1,120,000	Kilroy Realty
	West Coast Office and Industrial Properties	35,056
1,850,000	Extra Space Storage
	Self Storage Facilities	34,465
975,000	Post Properties
	Multifamily Properties	33,871
43,000,000	Mapletree Logistics Trust (Singapore)
	Industrial Property Landlord	27,852
3,000,000	Education Realty Trust
	Student Housing	25,770
15,000,000	Ascendas REIT (Singapore)
	Industrial Property Landlord	23,131
530,000	Macerich
	Regional Shopping Malls	22,594
700,000	Washington REIT
	Washington, D.C. Diversified Properties	19,726
3,750,000	DCT Industrial Trust
	Industrial Properties	16,462
1,000,000	St. Joe (a)(b)
	Florida Panhandle Landowner	14,990
2,800	Orix JREIT (Japan)
	Diversified REIT	12,867
3,050,000	Kite Realty Group
	Community Shopping Centers	11,163
1,500,000	Summit Hotel Properties (c)
	Owner of Select Service Hotels	10,590
37,407	Security Capital European Realty (Luxembourg) (a)(d)(e)(f)
	Self Storage Properties	—
		562,982
	> Transportation 1.2%
1,275,000	JB Hunt Transport Services
	Truck & Intermodal Carrier	46,053
1,260,000	World Fuel Services
	Global Fuel Broker	41,139
2,800,000	Rush Enterprises, Class A (a)(c)
550,000	Rush Enterprises, Class B (a)(c)	39,648
	Truck Sales and Service	6,418
2,730,000	Heartland Express
	Regional Trucker	37,019
300,000	Genesee & Wyoming (a)
	Short-line Operator	13,956
		184,233
	> Regulated Utilities 1.1%
2,000,000	Northeast Utilities
	Regulated Electric Utility	67,300
1,800,000	Wisconsin Energy
	Wisconsin Utility	56,322
500,000	ALLETE
	Regulated Electric Utility - Minnesota	18,315
333,000	Red Eléctrica de España (Spain)
	Spanish Power Transmission	15,175
		157,112
Other Industries: Total		904,327

Total Equities: 95.8% (Cost: $10,915,844)		14,510,904

Securities Lending Collateral 2.2%
333,232,511	Dreyfus Government Cash Management Fund (g) (7 day yield of 0.00%)	333,233
Total Securities Lending Collateral: (Cost: $333,233)		333,233

Total Investments: 98.0% (Cost: $11,249,077)(i)(j)		14,844,137	(k)

Obligation to Return Collateral for Securities Loaned: (2.2)%		(333,233)

Cash and Other Assets Less Liabilities: 4.2%		630,688

Total Net Assets: 100.0%		$15,141,592

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $319,697,071.

(c)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the nine months ended September 30, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/11	Value	Dividend
Acorn Energy	—	1,336,001	—	1,336,001	$7,107	$—
AFC Enterprises	2,000,000	—	—	2,000,000	23,660	—
Akorn	2,659,068	2,129,332	—	4,788,400	37,397	—
Allos Therapeutics*	7,035,000	—	7,035,000	—	—	—
Alimera Sciences	361,450	1,678,550	—	2,040,000	16,320	—
Anthera Pharmaceuticals*	1,450,000	290,000	—	1,740,000	8,300	—
Array Biopharma*	3,500,000	—	3,500,000	—	—	—
Art Technology Group*	9,000,000	—	9,000,000	—	—	—
Associated Estates Realty	2,200,000	800,000	—	3,000,000	46,380	1,207
Auxilium Pharmaceuticals	1,200,000	1,200,000	—	2,400,000	35,976	—
Bally Technologies	3,725,000	—	—	3,725,000	100,500	—
Blackbaud	2,250,000	—	—	2,250,000	50,107	540
CAI International	1,650,000	—	526,600	1,123,400	13,166	—
Cavco Industries	180,000	280,000	—	460,000	15,843	—
Cepheid	2,415,000	785,000	—	3,200,000	124,256	—
Chelsea Therapeutics	3,449,900	1,100,000	—	4,549,900	16,607	—
Clarcor*	2,565,000	—	240,000	2,325,000	96,208	1,077
Cogent Communications	2,800,000	—	280,000	2,520,000	33,894	—
Constant Contact	1,400,000	950,000	—	2,350,000	40,631	—
Diamond Foods*	1,300,000	—	250,000	1,050,000	83,779	170
Donaldson	4,200,000	—	—	4,200,000	230,160	1,176
Drew Industries	1,260,000	—	—	1,260,000	25,175	—
Duluth Metals	3,154,000	4,346,000	—	7,500,000	16,533
Education Realty Trust*	3,000,000	—	—	3,000,000	25,770	300
eResearch Technology	4,250,000	650,000	—	4,900,000	21,854	—
ESCO Technologies	2,200,000	—	—	2,200,000	56,100	528
Gaiam	1,371,366	—	—	1,371,366	4,649	—
Gaylord Entertainment	3,850,000	—	—	3,850,000	74,459	—
GLG Life Tech	1,200,000	550,000	—	1,750,000	6,160	—
H&E Equipment Services	3,000,000	400,000	—	3,400,000	28,050	—
Hackett Group	4,500,000	—	—	4,500,000	16,785	—
HEICO+	1,700,000	550,000	—	2,250,000	75,735	237
Helen of Troy	1,600,000	—	—	1,600,000	40,192	—
iGate	2,913,065	407,204	13,065	3,307,204	38,165	—
II-VI+	2,225,000	2,325,000	—	4,550,000	79,625	—
Informatica*	5,200,000	—	500,000	4,700,000	192,465	—
Interline Brands	2,600,000	—	—	2,600,000	33,462	—
IPG Photonics	2,710,000	70,000	—	2,780,000	120,763	—
IXYS	1,900,000	—	—	1,900,000	20,672	—
Kenexa	2,025,000	—	—	2,025,000	31,671	—
Knoll	4,000,000	—	—	4,000,000	54,800	640
Lifetime Fitness	2,190,000	—	—	2,190,000	80,701	—
lululemon athletica+	4,035,000	3,950,000	495,000	7,490,000	364,388	—
Marlin Business Services	1,091,000	—	—	1,091,000	11,565	—
MB Financial	2,860,000	—	—	2,860,000	42,099	57
McGrath Rentcorp	2,350,000	—	200,000	2,150,000	51,149	1,610
Mettler Toledo	1,600,000	—	—	1,600,000	223,936
Micromet	5,500,000	—	—	5,500,000	26,400	—
Nabi Biopharmaceuticals*	1,383,454	1,916,546	3,300,000	—	—	—
Nanosphere*	1,480,056	—	1,480,056	—	—	—
Navigant Consulting	3,100,000	—	100,000	3,000,000	27,810	—
NPS Pharmaceuticals	3,200,000	1,300,000	—	4,500,000	29,295	—
Orko Silver*	10,000,000	—	5,000,000	5,000,000	8,970	—
Orthofix International*	1,150,000	—	580,000	570,000	19,671	—
PAETEC Holding	9,600,000	—	600,000	9,000,000	47,610	—
Pericom Semiconductor	1,765,000	—	—	1,765,000	13,079	—
Petroamerica	30,275,000	—	—	30,275,000	3,322	—

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/11	Value	Dividend
Petrodorado	24,000,000	2,000,000	—	26,000,000	$4,218	$—
Petrolifera Petroleum*	13,950,000	—	13,950,000	—	—	—
Petromanas	37,500,000	—	—	37,500,000	4,473	—
Pinnacle Entertainment	3,400,000	550,000	—	3,950,000	35,866	—
Quetzal Energy	—	50,000,000	—	50,000,000	2,076	—
Raptor Pharmaceutical	—	3,455,000	—	3,455,000	15,582	—
Rush Enterprises	3,350,000	—	—	3,350,000	46,066	—
Salem Communications	1,541,000	—	7,600	1,533,400	3,511	—
Shutterfly	1,700,000	600,000	—	2,300,000	94,714	—
Spanish Broadcasting System*+	2,400,000	240,000	2,462,300	177,700	295	—
SPS Commerce	856,429	43,571	—	900,000	14,661	—
Summit Hotel Properties	—	1,500,000	—	1,500,000	10,590	230
Supertex	1,035,000	—	390,720	644,280	11,146	—
Talbots*	4,150,000	—	4,150,000	—	—	—
THQ*	3,567,000	—	3,567,000	—	—	—
TriCo Bancshares	1,350,000	—	—	1,350,000	16,564	243
True Religion Apparel	2,047,000	—	300,000	1,747,000	47,099	—
Tuscany International Drilling*	10,719,200	—	1,849,200	8,870,000	4,909	—
tw telecom	9,500,000	—	—	9,500,000	156,940	—
Tyler Technologies	2,000,000	—	300,000	1,700,000	42,976	—
Universal Technical Institute	1,700,000	—	300,000	1,400,000	19,026	—
Virtusa	2,000,000	125,000	—	2,125,000	28,050	—
Warnaco Group	2,190,000	—	—	2,190,000	100,937	—
Wolverine Minerals	—	4,000,000	—	4,000,000	1,299	—
World Acceptance	1,505,202	—	—	1,505,202	84,216	—
Total of Affiliated Transactions	322,039,190	89,527,204	60,376,541	351,189,853	$3,638,585	$8,015

*                 At September 30, 2011, the Fund owned less than five percent of the company’s outstanding voting shares.

+                 Includes the effects of a stock split.

The aggregate cost and value of these companies at September 30, 2011, were $2,461,969 and $3,198,218 respectively. Investments in affiliate companies represent 21.12% of total net assets at September 30, 2011.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, the market value of these securities (in thousands) amounted to $19,205 which represented 0.13% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/08/10	1,136,364	$15,000	$12,113
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591	2,474
Quetzal Energy	1/14/11	41,100,000	5,193	1,694
Wolverine Minerals	6/03/11	4,000,000	2,005	1,299
Petrodorado - Warrants	11/20/09	24,000,000	2,965	499
MicroDose Technologies	11/24/00	359,944	2,005	299
Petromanas - Warrants	5/20/10	18,750,000	1,086	263
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	526	232
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	—	180
Duluth Exploration - Special Warrants	8/19/11	500,000	—	95
Wolverine Minerals - Warrants	6/03/11	2,000,000	243	57
Locus Pharmaceuticals	9/05/01-2/08/07	94,715	7,780	—
Security Capital European Realty	8/20/98-7/20/99	37,407	205	—
			$40,599	$19,205

(e)          Security has no value.

(f)            Illiquid security.

(g)         Investment made with cash collateral received from securities lending activity.

(h)         Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2011, this security had an aggregate value of $13,444, which represented 0.09% of total net assets.

(i)             At September 30, 2011, for federal income tax purposes the cost of investments was $11,249,077 and net unrealized appreciation was $3,595,060 consisting of gross unrealized appreciation of $4,942,760 and gross unrealized depreciation of $1,347,700.

> Notes to Statement of Investments (dollar values in thousands)

(j)             On September 30, 2011, the market value of foreign securities represented 9.95% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$305,627	2.02
Canada	246,767	1.63
Singapore	132,171	0.87
Columbia	124,021	0.82
Japan	92,314	0.61
Hong Kong	86,960	0.57
Sweden	67,162	0.44
France	59,455	0.39
United Kingdom	51,244	0.34
China	49,790	0.33
Denmark	43,364	0.29
Brazil	43,249	0.29
South Africa	39,179	0.26

	Value		Percentage of Net Assets
Chile	$32,176		0.21
Israel	24,280		0.16
India	23,547		0.16
Spain	15,174		0.10
Switzerland	14,164		0.09
Russia	13,444		0.09
Argentina	12,114		0.08
Iraq	10,693		0.07
Iceland	9,943		0.07
Germany	9,533		0.06
Luxembourg	—	*	—
Total Foreign Portfolio	$1,506,371		9.95

*                 Rounds to less than $500.

(k)          Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$3,762,802	$152,025	$—	$3,914,827
Consumer Goods & Services	2,657,746	117,009	180	2,774,935
Industrial Goods & Services	2,393,988	265,573	—	2,659,561
Health Care	1,425,640	21,208	299	1,447,147
Energy & Minerals	1,125,717	270,457	12,209	1,408,383
Finance	1,401,724	—	—	1,401,724
Other Industries	825,304	79,023	—	904,327
Total Equities	13,592,921	905,295	12,688	14,510,904
Total Securities Lending Collateral	333,233	—	—	333,233
Total Investments	$13,926,154	$905,295	$12,688	$14,844,137

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model based on Black Scholes.

> Notes to Statement of Investments (dollar values in thousands)

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Tranfers Out
Level 1	Level 2	Level 1	Level 2
$91,474	$16,715	$16,715	$91,474

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

Financial assets were transferred from Level 2 to Level 1 as resale restrictions expired.

Foreign exchange-traded financial assets were transferred from Level 1 to Level 2.

The following table reconciles asset balances for the nine months ending September 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Consumer Goods & Services	$262	$—	$(82)	$—	$—	$—	$—	$180
Energy & Minerals	15,000	—	(2,887)	96	—	—	—	12,209
Health Care	103	—	196	—	—	—	—	299
	$15,365	$—	$(2,773)	$96	$—	$—	$—	$12,688

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $2,773.

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	Equities: 96.4%
Asia 41.6%
	> Japan 18.6%
8,187,600	Kansai Paint
	Paint Producer in Japan, India, China and Southeast Asia	$78,460
22,694	Seven Bank
	ATM Processing Services	44,294
1,995,438	Aeon Delight
	Facility Maintenance & Management	42,826
1,697,200	Hoshizaki Electric
	Commercial Kitchen Equipment	41,348
7,780	Orix JREIT
	Diversified REIT	35,750
1,139,000	Gree
	Mobile Social Networking Game Developer/Platform	34,736
751,792	Ain Pharmaciez
	Dispensing Pharmacy/Drugstore Operator	33,127
765,554	Hamamatsu Photonics
	Optical Sensors for Medical & Industrial Applications	30,857
2,052,572	Japan Airport Terminal
	Airport Terminal Operator at Haneda	30,534
25,380	Wacom (a)
	Computer Graphic Illustration Devices	29,747
2,129,100	Kuraray
	Special Resin, Fine Chemical, Fibers & Textures	29,037
16,005	Advance Residence Investment
	Residential REIT	28,992
25,769,649	Shinsei Bank
	Commercial Bank	28,965
2,116,900	Asics
	Footwear and Apparel	28,905
25,979	Jupiter Telecommunications
	Largest Cable Service Provider in Japan	28,110
855,604	Tsumura
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)	27,280
295,762	Nakanishi
	Dental Tools & Machinery	26,991
937,651	Kintetsu World Express
	Airfreight Logistics	26,818
1,851,900	Asahi Diamond Industrial
	Consumable Diamond Tools	25,760
5,531	Osaka Securities Exchange (b)
	Osaka Securities Exchange	25,348
1,277,429	Daiseki
	Waste Disposal and Recycling	25,279
1,055,562	Glory
	Currency Handling Systems & Related Equipment	24,813
2,600,000	Shimadzu
	Analytical Instrument, Medical & Industrial Equipment	21,932
530,500	Kakaku.com
	Online Price Comparison Services for Consumers	21,776
1,405,739	Ushio
	Industrial Light Sources	21,401
938,400	Start Today
	Online Japanese Apparel Retailer	20,333
880,474	Aeon Mall
	Suburban Shopping Mall Developer, Owner & Operator	20,112
469,500	Pigeon
	Baby Care Products	19,247
1,940,200	Sintokogio
	Automated Casting Machines, Surface Treatment System and Consumables	18,987
1,346,963	Torishima Pump Manufacturing (b)
	Industrial Pump for Power Generation and Water Supply Systems	18,918
732,108	Icom
	Two Way Radio Communication Equipment	18,767
2,874	Fukuoka REIT
	Diversified REIT in Fukuoka	18,677
883,144	Ibiden
	Electronic Parts & Ceramics	18,663
5,540	Mori Hills REIT Investment
	Tokyo-centric Diversified REIT	18,639
636,250	Miura
	Industrial Boiler	18,629
772,000	Misumi Group
	Industrial Components Distributor	17,156
6,107,300	Nippon Sheet Glass
	Sheet Glass for Building and Automotive Use	13,664
736,600	Park24
	Parking Lot Operator	9,155
634,794	Kamigumi
	Port Cargo Handling & Logistics	5,666
		1,029,699
	> Taiwan 4.8%
33,118,800	Far Eastone Telecom
	Taiwan’s 3rd Largest Mobile Operator	48,967
7,017,009	President Chain Store
	Taiwan’s Number One Convenience Chain Store Operator	39,519
2,240,000	St. Shine Optical
	World’s Leading Disposable Contact Lens OEM	27,343
11,315,800	Taiwan Hon Chuan
	Beverage Packaging (bottles, caps, labels) Manufacturer	24,014
3,678,530	Simplo Technology
	Battery Packs for Notebook & Tablet PCs	22,593
1,580,717	Formosa International Hotels
	Hotel, Food & Beverage Operation & Hospitality Management Services	21,529
5,910,000	Radiant Opto-Electronics
	LCD Back Light Modules	16,578
5,613,270	Tripod Technologies
	Printed Circuit Boards	14,622
7,025,500	Chroma Ate
	Automatic Test Systems, Testing & Measurement Instruments	14,396

Number of Shares		Value (000)
	> Taiwan—continued
2,748,000	China Steel Chemical
	Sole Coal Chemical Producer in Taiwan	$11,403
9,315,800	CTCI Corp
	International Engineering Firm	11,144
3,458,700	Advantech
	Industrial PC & Components	9,085
1,211,280	Sinyi Realty
	Taiwanese Realty Company	1,560
510,800	Lung Yen
	Funeral Services and Columbaria	1,224
		263,977
	> Singapore 4.4%
33,000,000	Olam International
	Agriculture Supply Chain Manager	56,234
23,489,149	Ascendas REIT
	Industrial Property Landlord	36,221
42,675,997	Mapletree Industrial Trust REIT
	Industrial Property Landlord	35,113
53,383,000	Mapletree Logistics Trust
	Industrial Property Landlord	34,577
21,890,000	CDL Hospitality Trust
	Hotel Owner/Operator	25,144
32,300,000	Mapletree Commercial Trust
	Retail and Office Property Landlord	19,994
3,500,000	Singapore Exchange
	Singapore Equity & Derivatives Market Operator	17,593
15,000,000	Goodpack Limited
	International Bulk Container Leasing	17,312
		242,188
	> Hong Kong 4.3%
7,000,000	Melco Crown Entertainment - ADR (c)
	Macau Casino Operator	58,170
17,000,000	Lifestyle International
	Mid to High-End Department Store Operator in Hong Kong & China	43,129
35,923,500	Mongolian Mining (c)
	Coking Coal Mining in Mongolia	31,761
15,000,000	L’Occitane International (c)
	Skin Care and Cosmetics Producer	30,213
37,703,800	Sasa International
	Cosmetics Retailer	22,358
32,000,000	Hutchison Port Holdings Trust
	Southern China Container Ports	21,360
12,500,000	MGM China Holdings (c)
	Macau Casino Operator	16,565
40,438,400	Nagacorp
	Casino/Entertainment Complex in Cambodia	8,629
7,419,000	Melco International
	Macau Casino Operator	4,857
		237,042
	> China 4.0%
34,745,554	Zhaojin Mining Industry
	Gold Mining and Refining in China	57,798
965,387	New Oriental Education & Technology - ADR (c)
	Education Service Provider	22,175
23,596,000	Jiangsu Expressway
	Chinese Toll Road Operator	17,821
19,410,400	Want Want
	Chinese Branded Consumer Food Company	17,579
5,000,000	ENN Energy
	China’s Largest Private Gas Operator	16,175
401,000	Netease.com
	Chinese Online Gaming Services	15,302
11,165,300	Digital China
	IT Distribution & Systems Integration Services	14,615
25,695,600	AMVIG Holdings
	Chinese Tobacco Packaging Material Supplier	14,483
239,160,800	RexLot Holdings
	Lottery Equipment Supplier in China	14,216
12,047,000	China Yurun Food
	Meat Processor in China	12,742
263,700	51job - ADR (b)(c)
	Integrated Human Resource Services	10,522
800,000	Noah Holdings - ADR (b)
	Wealth Management Product Distributor in China	7,360
8,479,200	Wasion Group
	Electronic Power Meter Total Solution Provider	2,449
265,146	Zuoan Fashion (b)(c)
	Men’s Apparel Provider in China	729
		223,966
	> India 2.7%
11,163,303	Jain Irrigation Systems
	Agricultural Micro-Irrigation Systems & Food Processing	34,573
8,052,053	Mundra Port & Special Economic Zone
	Indian West Coast Shipping Port	26,906
341,652	Asian Paints
	India’s Largest Paint Company	21,990
32,642,905	REI Agro
	Basmati Rice Processing	16,480
14,381,649	Manappuram Finance
	Short-term Lending Collateralized by Household Gold	15,262
767,100	Shriram Transport Finance
	Used Truck Finance	9,529
1,203,445	United Breweries (c)
	India’s Largest Brewer	9,150
10,249,300	S. Kumars Nationwide
	Textiles, Clothing & Retail	8,711
3,807,700	Infrastructure Development Finance
	Infrastructure Finance in India	8,552
		151,153
	> South Korea 1.5%
1,242,590	Woongjin Coway
	South Korean Household Appliance Rental Service Provider	40,009
160,150	NHN (c)
	Korean Online Search Services	30,511
129,332	MegaStudy
	Education Service Provider	12,973
		83,493

Number of Shares		Value (000)
	> Philipines 0.6%
63,272,200	SM Prime Holdings
	Shopping Mall Operator	$17,578
7,931,700	Int’l Container Terminal
	Container Handling Terminals & Port Management	8,415
14,299,600	Manila Water Company
	Water Utility Company in the Philippines	6,190
		32,183
	> Thailand 0.6%
104,039,000	Home Product Center
	Home Improvement Retailer	31,099
		31,099
	> Indonesia 0.1%
8,306,300	Ace Indonesia
	Home Improvement Retailer	3,105
		3,105
Asia: Total		2,297,905
Europe 35.3%
	> United Kingdom 7.7%
1,853,000	Intertek Group
	Testing, Inspection, Certification Services	53,294
5,700,000	Chemring
	Defense Manufacturer of Countermeasures and Energetics	46,669
3,644,400	JLT Group (b)
	International Business Insurance Broker	35,688
29,063,787	Archipelago Resources (a)(c)
	Gold Mining Projects in Indonesia, Vietnam, and the Philippines	31,066
8,028,385	Workspace Group (a)
	United Kingdom Real Estate	26,965
3,305,000	Serco
	Facilities Management	26,146
2,109,700	Petropavlovsk
	Gold and Iron Ore Mining in Russia	19,401
4,155,200	GlobeOp Financial Services
	Hedge Fund Administrator	18,726
730,000	Rotork
	Valve Actuators for Oil & Water Pipelines	17,570
446,300	Next
	Clothes and Home Retailer in the United Kingdom	17,497
2,497,000	Domino’s Pizza United Kingdom & Ireland
	Pizza Delivery in United Kingdom, Ireland and Germany	17,216
2,950,000	Abcam (c)
	Online Sales of Antibodies	16,676
1,761,742	Smith and Nephew
	Medical Equipment & Supplies	15,848
5,804,000	Cobham
	Aerospace Components	15,711
740,581	Tullow Oil
	Oil and Gas Producer	14,978
2,636,932	Premier Oil (c)
	Oil and Gas Producer in Europe, Pakistan and Asia	14,176
1,691,711	Shaftesbury
	London Prime Retail REIT	12,221
9,009,000	Kesa Electricals
	Europe’s Leading Electricals Retailers	11,704
4,163,948	PureCircle (c)
	Natural Sweeteners	5,790
1,650,000	SKIL Ports and Logistics (c)
	Indian Container Port Project	3,782
1,499,183	FlyBe (c)
	Largest European Regional Airline	2,665
1,692,525	Sterling Resources (c)	1,599
1,147,475	Sterling Resources (c)(d)
	Oil & Gas Exploration - Europe	1,062
		426,450
	> Netherlands 5.8%
1,189,424	Vopak
	World’s Largest Operator of Petroleum and Chemical Storage Terminals	56,848
1,955,311	Imtech
	Electromechanical and ICT Installation and Maintenance	55,001
844,967	Fugro
	Sub-sea Oilfield Services	42,613
1,371,573	Koninklijke TenCate (a)
	Advanced Textiles and Industrial Fabrics	42,153
1,591,702	Unit 4 Aggresso (a)
	Business Software Development	38,867
2,479,123	Aalberts Industries
	Flow Control and Heat Treatment	36,859
1,252,514	Arcadis
	Engineering Consultants	22,864
228,095	Core Laboratories (b)
	Oil and Gas Reservoir Consulting	20,490
454,772	USG People
	Temporary Staffing Services	3,766
		319,461
	> France 5.0%
1,193,000	Gemalto
	Digital Security Solutions	56,731
631,797	Neopost
	Postage Meter Machines	46,327
554,800	Eurofins Scientific
	Food, Pharmaceuticals and Materials Screening and Testing	41,935
971,800	Saft
	Niche Battery Manufacturer	26,097
1,158,000	Teleperformance
	Call Center Operator	24,600
556,874	Mersen
	Advanced Industrial Materials	22,040
376,131	Rubis
	Tank Storage and LPG Distribution	18,947
232,400	Norbert Dentressangle
	Leading European Logistics and Transport Group	17,861
322,605	Pierre & Vacances
	Vacation Apartment Lets	12,839

Number of Shares		Value (000)
	> France—continued
1,831,204	Hi-Media (b)(c)
	Online Advertiser in Europe	$5,935
		273,312
	> Switzerland 3.8%
265,000	Partners Group
	Private Markets Asset Management	43,634
225,650	Geberit (c)
	Plumbing Supplies	41,664
350,445	Kuehne & Nagel
	Freight Forwarding/Logistics	39,331
19,251	Sika
	Chemicals for Construction & Industrial Applications	34,085
286,300	Dufry Group (c)
	Operates Airport Duty Free and Duty Paid Shops	25,029
773,707	Bank Sarasin & Cie
	Private Banking	23,657
		207,400
	> Germany 3.6%
2,286,441	Wirecard
	Online Payment Processing & Risk Management	34,980
148,295	Rational
	Commercial Ovens	33,290
1,600,000	Rhoen-Klinikum
	Health Care Services	32,400
679,600	Rheinmetall
	Defense & Automotive	31,877
819,889	CTS Eventim
	Event Ticket Sales	24,424
636,800	Dürr
	Automotive Plant Engineering & Associated Capital Equipment	20,520
555,700	Elringklinger (b)
	Automobile Components	12,992
338,886	Deutsche Beteiligungs
	Private Equity Investment Management	6,753
		197,236
	> Sweden 1.9%
4,056,007	Hexagon
	Design, Measurement and Visualization Software and Equipment	52,741
4,150,024	Sweco (a)
	Engineering Consultants	34,311
658,700	Unibet (c)
	European Online Gaming Operator	12,388
905,452	East Capital Explorer
	Sweden-Based RUS/CEE Investment Fund	6,920
140,068	Orc Software (b)
	Software for Securities Trading, Analysis and Risk Management	941
		107,301
	> Italy 1.5%
2,621,149	Ansaldo STS
	Railway Systems Integrator	26,050
13,547,300	CIR
	Italian Holding Company	25,470
4,973,000	Geox
	Apparel and Shoe Maker	18,105
155,200	Tod’s
	Leather Shoes and Bags	13,093
		82,718
	> Denmark 1.3%
329,760	Novozymes
	Industrial Enzymes	46,885
168,042	SimCorp
	Software for Investment Managers	24,107
		70,992
	> Ireland 1.2%
9,700,000	United Drug
	Irish Pharmaceutical Wholesaler & Outsourcer	29,701
350,000	Paddy Power
	Irish Betting Services	18,020
395,008	Aryzta
	Baked Goods	16,743
		64,464
	> Iceland 0.7%
35,982,499	Marel (c)
	Largest Manufacturer of Poultry and Fish Processing Equipment	35,777
		35,777
	> Czech Republic 0.4%
130,682	Komercni Banka
	Leading Czech Universal Bank	24,237
		24,237
	> Spain 0.4%
494,320	Red Eléctrica de España
	Spanish Power Transmission	22,525
		22,525
	> Portugal 0.4%
7,770,405	Redes Energéticas Nacionais
	Portuguese Power Transmission and Gas Transportation	21,838
		21,838
	> Finland 0.4%
1,039,429	Stockmann (b)
	Department Store and Fashion Retailer in Scandinavia and Russia	17,483
409,248	Poyry
	Engineering Consultants	3,206
		20,689
	> Norway 0.3%
2,403,664	Atea
	Leading Nordic IT Hardware/Software Reseller and Installation Company	19,065
		19,065
	> Russia 0.3%
629,642	Mail.ru - GDR (c)(f)
	Internet Social Networking and Games for Russian Speakers	18,231
		18,231

Number of Shares		Value (000)
	> Belgium 0.3%
332,977	EVS Broadcast Equipment
	Digital Live Mobile Production Software and Systems	$17,220
		17,220
	> Kazakhstan 0.2%
1,770,000	Halyk Savings Bank of Kazakhstan (c)
	Largest Retail Bank and Insurer in Kazakhstan	10,976
		10,976
	> Greece 0.1%
6,954,400	Intralot
	Lottery and Gaming Systems and Services	7,993
		7,993
Europe: Total		1,947,885
Other Countries 15.5%
	> Canada 4.8%
1,790,397	ShawCor
	Oil and Gas Pipeline Products	41,569
1,403,772	CCL Industries
	Leading Global Label Manufacturer	37,415
615,857	Baytex (b)(c)
	Oil and Gas Producer in Canada	25,747
582,942	AG Growth
	Leading Manufacturer of Augers and Grain Handling Equipment	20,844
653,200	Onex Capital
	Private Equity	20,358
754,800	Alliance Grain Traders
	Global Leader in Pulse Processing and Distribution	16,063
1,189,576	Black Diamond Group
	Provides Accommodations/Equipment for Oil Sands Development	15,382
1,049,943	Ivanhoe Mines (c)	14,478
914,678	Ivanhoe Mines (c)(g)
	Copper Mine Project in Mongolia	12,531
963,600	Tahoe Resources (c)
	Silver Project in Guatemala	13,885
505,000	Celtic Exploration (c)
	Canadian Oil and Gas Producer	10,877
2,411,514	Horizon North Logistics
	Provides Diversified Oil Service Offering in Northern Canada	9,044
2,919,000	DeeThree Exploration (a)(c)(d)	6,251
1,142,377	DeeThree Exploration (a)(c)
	Canadian Oil and Gas Producer	2,497
678,000	Crew Energy (c)
	Canadian Oil and Gas Producer	6,004
6,217,500	Southern Arc Minerals (a)(c)(d)
	Gold and Copper Exploration in Indonesia	5,350
1,607,306	Pan Orient (c)
	Pan Orient is Growth Oriented, Return Focused Asian Explorer	3,574
12,500,000	Petromanas (c)	1,491
6,250,000	Petromanas - Warrants (c)(d)
	Exploring for Oil in Albania	88
13,000,000	Eacom Timber (c)
	Canadian Lumber Producer	1,241
		264,689
	> United States 4.6%
887,431	Alexion Pharmaceuticals (c)
	Biotech Focused on Orphan Diseases	56,849
1,373,080	Atwood Oceanics (c)
	Offshore Drilling Contractor	47,179
1,229,871	BioMarin Pharmaceutical (c)
	Biotech Focused on Orphan Diseases	39,196
987,228	World Fuel Services
	Global Fuel Broker	32,233
707,213	FMC Technologies (c)
	Oil and Gas Well Head Manufacturer	26,591
421,732	Bristow
	Largest Provider of Helicopter Services to Offshore Oil and Gas Producers	17,894
838,297	Textainer Group Holdings
	Top International Container Leasor	17,001
270,000	Oil States International (c)
	Diversified North American Oil Service Provider	13,748
		250,691
	> South Africa 3.9%
1,170,188	Naspers
	Media in Africa, China, Russia, and Other Emerging Markets	50,535
4,992,200	Adcock Ingram Holdings
	Manufacturer of Pharmaceuticals and Medical Supplies	37,021
3,722,083	Mr. Price
	South African Retailer of Apparel, Household and Sporting Goods	30,847
19,098,300	Rand Merchant Insurance
	Directly Sold Property and Casualty Insurance; Holdings in Other Insurers	29,575
6,463,160	Northam Platinum
	Platinum Mining in South Africa	26,207
10,271,492	Coronation Fund Managers
	South African Fund Manager	25,354
1,019,988	Massmart Holdings
	General Merchandise, Food, and Home Improvement Stores; Wal-Mart Subsidiary	17,460
		216,999
	> Australia 1.4%
2,653,389	UGL
	Engineering and Facilities Management	29,009
5,806,600	SAI Global
	Publishing, Certification, Compliance Services	26,419
498,560	Cochlear
	Cochlear Implants	22,101
		77,529
	> Israel 0.6%
3,085,527	Israel Chemicals
	Producer of Potash, Phosphates, Bromine, and Specialty Chemicals	35,139
		35,139

Number of Shares		Value (000)
	> Senegal 0.2%
45,237	Sonatel
	Leading Telecoms Operator in Western Africa	$11,272
		11,272
Other Countries: Total		856,319
Latin America 4.0%
	> Brazil 2.7%
4,200,000	Localiza Rent A Car
	Car Rental	55,419
3,184,900	Mills Estruturas e Servicos de Engenharia
	Civil Engineering & Construction	29,829
6,344,043	Suzano - Preferred
	Brazilian Pulp and Paper Producer	28,578
3,634,800	MRV Engenharia
	Brazilan Property Developer	18,520
1,179,000	Multiplus
	Loyalty Program Operator in Brazil	17,018
		149,364
	> Mexico 0.5%
624,168	Grupo Aeroportuario del Sureste - ADR
	Mexican Airport Operator	31,034
		31,034
	> Chile 0.3%
362,996	Sociedad Quimica y Minera de Chile - ADR
	Producer of Specialty Fertilizers, Lithium and Iodine	17,355
		17,355
	> Argentina 0.3%
1,136,364	Union Agriculture Group (c)(d)(e)
	Farmland Operator in Uruguay	12,114
5,940,000	Madalena Ventures (c)(d)
	Oil and Gas Exploration in Argentina	2,666
		14,780
	> Colombia 0.2%
8,893,869	Canacol Energy (c)
	Oil Producer in South America	5,432
22,525,000	Gulf United (c)(d)
	Prospecting for Oil Alongside Large Producers in Colombia	4,973
		10,405
Latin America: Total		222,938

Total Equities: 96.4% (Cost: $4,746,140)		5,325,047

Securities Lending Collateral 0.9%
47,260,372	Dreyfus Government Cash Management Fund (h) (7 day yield of 0.00%)	47,260
Total Securities Lending Collateral: (Cost: $47,260)		47,260

Total Investments: 97.3% (Cost: $4,793,400)(i)(j)		5,372,307	(k)

Obligation to Return Collateral for Securities Loaned: (0.9)%		(47,260)

Cash and Other Assets Less Liabilities: 3.6%		198,718

Total Net Assets: 100.0%		$5,523,765

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)   An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the nine months ended September 30, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/11	Value	Dividend
Archipelago Resources	24,346,593	4,717,194	—	29,063,787	$31,066	$—
DeeThree Exploration	2,392,877	1,668,500	—	4,061,377	8,748	—
Gulf United*	—	22,525,000	—	22,525,000	4,973	—
Koninklijke TenCate	1,240,557	131,016	—	1,371,573	42,153	—
Southern Arc Minerals	—	6,217,500	—	6,217,500	5,350	—
Sweco	3,887,000	263,024	—	4,150,024	34,311	1,617
Unit 4 Aggresso	1,476,800	114,902	—	1,591,702	38,867	450
United Drug*	12,110,000	737,752	3,147,752	9,700,000	29,701	1,371
Wacom	20,900	4,480	—	25,380	29,747	721
Workspace Group+	60,304,000	640,600	52,916,215	8,028,385	26,965	522
Total of Affiliated Transactions	105,778,727	37,019,968	56,063,967	86,734,728	$251,881	$4,681

*  At September 30, 2011, the Fund owned less than five percent of the company’s outstanding voting shares.

+  Includes the effects of a corporate action.

The aggregate cost and value of these companies at September 30, 2011, were $181,558 and $217,207, respectively. Investments in affiliated companies represented 3.93% of the Fund’s total net assets at September 30, 2011.

(b)   All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $43,849,295.

(c)   Non-income producing security.

(d)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, the market value of these securities (in thousands) amounted to $32,504 which represented 0.59% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/08/10	1,136,364	$15,000	$12,114
DeeThree Exploration	9/07/10-3/08/11	2,919,000	10,228	6,251
Southern Arc Minerals	2/16/11	6,217,500	10,087	5,350
Gulf United Energy	2/11/11	22,525,000	6,758	4,973
Madalena Ventures	10/21/10	5,940,000	3,764	2,666
Sterling Resources	12/02/10	1,147,475	3,425	1,062
Petromanas - Warrants	5/20/10	6,250,000	362	88
			$49,624	$32,504

(e)   Illiquid security.

(f)    Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2011, this security had an aggregate value of $18,231, which represented 0.33% of total net assets.

(g)   Security is traded on a U.S. exchange.

(h)   Investment made with cash collateral received from securities lending activity.

(i)    At September 30, 2011, for federal income tax purposes, the cost of investments was $4,793,400 and net unrealized appreciation was $578,907 consisting of gross unrealized appreciation of $1,122,711 and gross unrealized depreciation of $543,804.

(j)    On September 30, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,029,699	18.6
Euro	1,006,966	18.2
U.S. Dollar	514,013	9.3
British Pound	423,789	7.7
Hong Kong Dollar	325,390	5.9
Other currencies less than 5% of total net assets	2,072,450	40.3
	$5,372,307	100.0

(k) Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

> Notes to Statement of Investments (dollar values in thousands)

At September 30, 2011, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
USD	EUR	56,462	$79,721	10/14/11	$4,082
USD	EUR	55,878	79,551	11/15/11	4,708
USD	EUR	58,431	80,000	12/15/11	1,742
AUD	USD	33,213	35,227	10/14/11	(3,130)
AUD	USD	4,379	4,500	10/14/11	(268)
AUD	USD	38,997	39,936	11/15/11	(2,405)
AUD	USD	39,571	40,000	12/15/11	(2,045)
CAD	USD	38,103	39,646	10/14/11	(3,294)
CAD	USD	39,685	39,996	11/15/11	(2,164)
CAD	USD	39,741	40,000	12/15/11	(2,136)
			$478,577		$(4,910)

The counterparty for all forward foreign currency contracts is State Street Bank and Trust Company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$114,258	$2,183,647	$—	$2,297,905
Europe	22,089	1,925,796	—	1,947,885
Other Countries	503,692	352,627	—	856,319
Latin America	203,185	7,639	12,114	222,938
Total Equities	843,224	4,469,709	12,114	5,325,047
Total Securities Lending Collateral	47,260	—	—	47,260
Total Investments	$890,484	$4,469,709	$12,114	$5,372,307
Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,532	—	10,532
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(15,442)	—	(15,442)
Total	$890,484	$4,464,799	$12,114	$5,367,397

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but

> Notes to Statement of Investments (dollar values in thousands)

are not limited to, trade volume, shares outstanding and stock price.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$214,727	$22,667	$22,667	$214,727

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

Financial assets were transferred from Level 2 to Level 1 as resale restrictions expired.

Foreign exchange-traded financial assets were transferred from Level 1 to Level 2.

The following table reconciles asset balances for the nine months ending September 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Asia	$79	$(38,558)	$38,479	$—	$—	$—	$—	$—
Latin America	15,000	—	(2,886)	—	—	—	—	12,114
	$15,079	$(38,558)	$35,593	$—	$—	$—	$—	$12,114

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $2,886.

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	Equities: 99.0%
Information 31.1%
	> Business Software 9.6%
910,000	Informatica (a)
	Enterprise Data Integration Software	$37,265
698,000	Micros Systems (a)
	Information Systems for Hotels, Restaurants and Retailers	30,649
375,000	ANSYS (a)
	Simulation Software for Engineers and Designers	18,390
408,000	Ariba (a)
	Cost Management Software	11,306
243,000	Concur Technologies (a)
	Web Enabled Cost & Expense Management Software	9,045
300,000	Blackbaud
	Software & Services for Non-Profits	6,681
322,000	SPS Commerce (a)
	Supply Chain Management Software Delivered via the Web	5,245
52,000	Quality Systems
	IT Systems for Medical Groups & Ambulatory Care Centers	5,044
184,000	NetSuite (a)
	End to End IT Systems Solution Delivered Over the Web	4,970
220,000	Advent Software (a)
	Asset Management & Trading Systems	4,587
198,000	Constant Contact (a)
	E-mail & Other Marketing Campaign Mgmt Systems Delivered Over the Web	3,423
57,400	Tangoe (a)
	Software Solution for Managing Communication Expense & Devices	649
		137,254
	> Instrumentation 4.2%
678,000	IPG Photonics (a)
	Fiber Lasers	29,452
180,000	Mettler Toledo (a)
	Laboratory Equipment	25,193
168,000	Trimble Navigation (a)
	GPS-based Instruments	5,637
		60,282
	> Computer Hardware & Related Equipment 3.6%
1,238,000	II-VI (a)
	Laser Optics and Specialty Materials	21,665
324,000	Zebra Technologies (a)
	Bar Code Printers	10,025
252,000	Nice Systems - ADR (Israel) (a)(g)
	Audio & Video Recording Solutions	7,648
159,000	Amphenol
	Electronic Connectors	6,482
196,000	Netgear (a)
	Networking Products for Small Business & Home	5,075
		50,895
	> Semiconductors & Related Equipment 3.3%
1,958,000	Atmel (a)
	Microcontrollers, RF, and Memory Semiconductors	15,801
760,000	Microsemi (a)
	Analog/Mixed Signal Semiconductors	12,145
1,061,750	ON Semiconductor (a)
	Mixed Signal & Power Management Semiconductors	7,613
1,075,000	TriQuint Semiconductor (a)
	RF Semiconductors	5,397
346,000	Monolithic Power Systems (a)
	High Performance Analog & Mixed Signal ICs	3,522
430,000	Pericom Semiconductor (a)
	Interface ICs & Frequency Control Products	3,186
		47,664
	> Telephone and Data Services 2.6%
1,617,000	tw telecom (a)
	Fiber Optic Telephone/Data Services	26,713
192,800	AboveNet
	Metropolitan Fiber Communications Services	10,334
		37,047
	> Telecommunications Equipment 2.4%
732,000	Finisar (a)
	Optical Subsystems and Components	12,839
460,000	Polycom (a)
	Video Conferencing Equipment	8,450
903,000	Ixia (a)
	Telecom Network Test Equipment	6,926
752,000	Infinera (a)
	Optical Networking Equipment	5,806
		34,021
	> Gaming Equipment & Services 1.5%
660,000	Bally Technologies (a)
	Slot Machines & Software	17,807
235,000	WMS Industries (a)
	Slot Machine Provider	4,133
		21,940
	> Mobile Communications 1.4%
560,000	SBA Communications (a)
	Communications Towers	19,309
		19,309
	> Computer Services 1.3%
556,000	ExlService Holdings (a)
	Business Process Outsourcing	12,232
1,005,500	Hackett Group (a)
	IT Integration & Best Practice Research	3,750
710,000	RCM Technologies (a)(b)
	Technology & Engineering Services	3,188
		19,170
	> Financial Processors 0.5%
170,000	Global Payments
	Credit Card Processor	6,866
		6,866

Number of Shares		Value (000)
	> Contract Manufacturing 0.4%
236,000	Plexus (a)
	Electronic Manufacturing Services	$5,338
		5,338
	> Radio 0.1%
511,100	Salem Communications
	Radio Stations for Religious Programming	1,170
		1,170
	> TV Broadcasting 0.1%
975,000	Entravision Communications (a)
	Spanish Language TV & Radio Stations	994
		994
	> Consumer Software 0.1%
62,597	Carbonite (a)(c)
	Online File Storage	754
		754
	> Internet Related —%
225,100	TheStreet.com
	Financial Information Websites	446
		446
Information: Total		443,150
Consumer Goods & Services 17.6%
	> Retail 6.8%
780,000	lululemon athletica (a)
	Premium Active Apparel Retailer	37,947
468,500	Abercrombie & Fitch
	Teen Apparel Retailer	28,841
289,000	Shutterfly (a)
	Internet Photo-Centric Retailer	11,901
805,000	Pier 1 Imports (a)
	Home Furnishing Retailer	7,873
790,000	Saks (a)
	Luxury Department Store Retailer	6,913
161,500	Teavana (a)(c)
	Specialty Tea Retailer	3,285
9,000	The Fresh Market (a)
	Specialty Food Retailer	343
		97,103
	> Travel 2.9%
849,700	Gaylord Entertainment (a)
	Convention Hotels	16,433
1,175,950	Avis Budget Group (a)
	Second Largest Car Rental Company	11,371
750,000	Hertz (a)
	Largest U.S. Rental Car Operator	6,675
140,000	HomeAway (a)(c)
	Vacation Rental Online Marketplace	4,707
71,000	Vail Resorts
	Ski Resort Operator & Developer	2,683
		41,869
	> Apparel 1.6%
222,000	Warnaco Group (a)
	Global Branded Apparel Manufacturer	10,232
90,000	Deckers Outdoor (a)
	Fashion Footwear Wholesaler	8,393
181,000	True Religion Apparel (a)
	Premium Denim	4,880
		23,505
	> Furniture & Textiles 1.5%
880,000	Knoll
	Office Furniture	12,056
540,000	Interface
	Modular & Broadloom Carpet	6,404
164,000	Herman Miller
	Office Furniture	2,929
		21,389
	> Food & Beverage 1.1%
197,000	Diamond Foods (c)
	Snack Foods and Culinary Ingredients	15,719
		15,719
	> Consumer Goods Distribution 0.9%
472,000	Pool
	Distributor of Swimming Pool Supplies & Equipment	12,357
		12,357
	> Other Durable Goods 0.8%
206,000	Cavco Industries (a)
	Manufactured Homes	7,095
140,000	Jarden
	Branded Household Products	3,956
		11,051
	> Other Consumer Services 0.7%
259,000	Lifetime Fitness (a)
	Sport & Fitness Club Operator	9,544
		9,544
	> Casinos & Gaming 0.7%
775,000	Pinnacle Entertainment (a)
	Regional Casino Operator	7,037
69,000	Penn National Gaming (a)
	Regional Casino Operator	2,297
		9,334
	> Leisure Products 0.4%
162,000	Thor Industries
	RV & Bus Manufacturer	3,588
140,000	Skullcandy (a)(c)
	Lifestyle Branded Headphones	1,978
		5,566
	> Educational Services 0.2%
37,350	ITT Educational Services (a)(c)
	Postsecondary Degree Services	2,151
		2,151
	> Restaurants —%
26,600	Bravo Brio Restaurant Group (a)
	Upscale Casual Italian Restaurants	443
		443
Consumer Goods & Services: Total		250,031

Number of Shares		Value (000)
Industrial Goods & Services 15.8%
	> Machinery 11.8%
941,250	Ametek
	Aerospace/Industrial Instruments	$31,033
747,200	Nordson
	Dispensing Systems for Adhesives & Coatings	29,694
445,000	Donaldson
	Industrial Air Filtration	24,386
835,000	ESCO Technologies
	Automatic Electric Meter Readers	21,292
585,000	Pentair
	Pumps & Water Treatment	18,726
504,665	HEICO
	FAA Approved Aircraft Replacement Parts	16,987
280,000	MOOG (a)
	Motion Control Products for Aerospace, Defense & Industrial Markets	9,134
226,000	Kennametal
	Consumable Cutting Tools	7,399
136,800	Toro
	Turf Maintenance Equipment	6,740
162,000	Oshkosh Corporation (a)
	Specialty Truck Manufacturer	2,550
		167,941
	> Industrial Materials & Specialty Chemicals 1.0%
496,000	Drew Industries
	RV & Manufactured Home Components	9,910
187,000	Albany International
	Paper Machine Clothing and Advanced Textiles	3,413
		13,323
	> Electrical Components 0.7%
280,000	Acuity Brands
	Commercial Lighting Fixtures	10,091
		10,091
	> Waste Management 0.7%
195,000	Waste Connections
	Solid Waste Management	6,595
65,000	Clean Harbors (a)
	Hazardous Waste Services & Disposal	3,334
		9,929
	> Other Industrial Services 0.6%
600,000	Acorn Energy (a)
	Frac Well Exploration/Monitoring Device, Sonar Security,Electric Grid Monitoring	3,192
265,000	TrueBlue (a)
	Temporary Manual Labor	3,003
109,000	Forward Air
	Freight Transportation Between Airports	2,774
		8,969
	> Steel 0.6%
686,000	GrafTech International (a)
	Industrial Graphite Materials Producer	8,712
		8,712
	> Industrial Distribution 0.3%
350,000	Interline Brands (a)
	Industrial Distribution	4,505
		4,505
	> Water 0.1%
204,200	Mueller Water Products
	Fire Hydrants, Valves & Ductile Iron Pipes	506
		506
Industrial Goods & Services: Total		223,976
Finance 10.4%
	> Banks 5.1%
431,597	Lakeland Financial
	Indiana Bank	8,917
278,678	Hancock Holding
	Gulf Coast Bank	7,463
675,000	Valley National Bancorp (c)
	New Jersey/New York Bank	7,148
480,000	MB Financial
	Chicago Bank	7,066
1,478,200	First Busey
	Illinois Bank	6,430
170,000	SVB Financial Group (a)
	Bank to Venture Capitalists	6,290
623,000	Associated Banc-Corp
	Midwest Bank	5,794
594,000	TCF Financial
	Great Lakes Bank	5,441
513,755	Pacific Continental
	Pacific N.W. Bank	3,643
269,600	Eagle Bancorp (a)
	Metro D.C. Bank	3,173
595,300	TrustCo Bank
	New York State Bank	2,655
70,000	City National
	Bank & Asset Manager	2,643
178,826	Sandy Spring Bancorp
	Baltimore, D.C. Bank	2,616
210,000	CVB Financial
	Inland Empire Business Bank	1,615
90,000	TriCo Bancshares
	California Central Valley Bank	1,104
851,247	Guaranty Bancorp (a)
	Colorado Bank	1,022
		73,020
	> Finance Companies 3.4%
345,000	World Acceptance (a)
	Personal Loans	19,303
412,500	Aaron’s
	Rent to Own	10,416
345,000	Textainer Group Holdings
	Top International Container Leasor	6,996
210,000	McGrath Rentcorp
	Temporary Space & IT Rentals	4,996
330,000	CAI International (a)
	International Container Leasing	3,868
201,000	H&E Equipment Services (a)
	Heavy Equipment Leasing	1,658
99,200	Marlin Business Services (a)
	Small Equipment Leasing	1,051
		48,288

Number of Shares		Value (000)
	> Savings & Loans 0.9%
602,487	ViewPoint Financial
	Texas Thrift	$6,899
215,000	Berkshire Hills Bancorp
	Northeast Thrift	3,971
173,073	Kaiser Federal Financial Group
	Los Angeles Savings & Loan	2,042
		12,912
	> Brokerage & Money Management 0.7%
209,500	Eaton Vance
	Specialty Mutual Funds	4,665
173,000	Financial Engines (a)
	Asset Management for 401k Plans	3,133
675,000	MF Global (a)
	Futures Broker	2,788
		10,586
	> Insurance 0.3%
39,000	Enstar Group (a)
	Insurance/Reinsurance & Related Services	3,714
		3,714
Finance: Total		148,520
Health Care 10.0%
	> Biotechnology & Drug Delivery 4.2%
520,000	BioMarin Pharmaceutical (a)
	Biotech Focused on Orphan Diseases	16,572
495,000	Seattle Genetics (a)(c)
	Antibody-Based Therapies for Cancer	9,435
375,000	Auxilium Pharmaceuticals (a)
	Biotech Focused on Niche Disease Areas	5,621
840,000	NPS Pharmaceuticals (a)
	Orphan Drugs & Healthy Royalties	5,468
178,000	Onyx Pharmaceuticals (a)
	Commercial-Stage Biotech Focused on Cancer	5,342
643,000	Isis Pharmaceuticals (a)
	Biotech Pioneer in Antisense Drugs	4,360
196,000	InterMune (a)
	Drugs for Pulmonary Fibrosis & Hepatitis C	3,959
810,000	Micromet (a)
	Next-generation Antibody Technology	3,888
790,000	Chelsea Therapeutics (a)
	Biotech Focused on Rare Diseases	2,884
265,000	Anthera Pharmaceuticals (a)
	Biotech Focused on Cardiovascular, Cancer & Immunology	1,264
243,000	Savient Pharmaceuticals (a)(c)
	Biotech Company Focused on Severe Gout	996
18,675	United Therapeutics (a)
	Biotech Focused on Rare Diseases	700
18,181	Metabolex, Series A-1 (a)(d)(e)
	Diabetes Drug Development	18
738,060	Medicure - Warrants (a)(d)(e)
	Cardiovascular Biotech Company	—
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)(e)
	High Throughput Rational Drug Design	—
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)(e)
	High Throughput Rational Drug Design	—
		60,507
	> Medical Equipment & Devices 3.1%
370,000	Alexion Pharmaceuticals (a)
	Biotech Focused on Orphan Diseases	23,702
224,000	Sirona Dental Systems (a)
	Manufacturer of Dental Equipment	9,500
140,000	Gen-Probe (a)
	Molecular In-Vitro Diagnostics	8,015
84,007	Hill-Rom Holdings
	Hospital Beds/Patient Handling	2,522
155,000	Pacific Biosciences of California (a)(c)
	Genome Sequencing	498
		44,237
	> Medical Supplies 1.3%
439,600	Cepheid (a)
	Molecular Diagnostics	17,070
49,000	Neogen (a)
	Food and Animal Safety Products	1,701
		18,771
	> Health Care Services 0.8%
738,900	Health Management Associates (a)
	Non-Urban Hospitals	5,113
205,000	HealthSouth (a)
	Inpatient Rehabalitation Facilities	3,061
151,000	Community Health Systems (a)
	Non-Urban Hospitals	2,512
		10,686
	> Pharmaceuticals 0.6%
796,500	Akorn (a)
	Develops, Manufactures & Sells Specialty Generic Drugs	6,221
133,180	Alimera Sciences (a)(c)
	Ophthalmology-Focused Pharmaceutical Company	1,065
150,000	Horizon Pharma (a)(c)
	Specialty Pharma Company	1,049
		8,335
Health Care: Total		142,536
Energy & Minerals 8.2%
	> Oil Services 4.8%
1,000,000	FMC Technologies (a)
	Oil and Gas Well Head Manufacturer	37,600
803,000	Atwood Oceanics (a)
	Offshore Drilling Contractor	27,591
86,000	Bristow
	Largest Provider of Helicopter Services to Offshore Oil and Gas Producers	3,649
		68,840
	> Oil & Gas Producers 2.5%
1,135,000	Quicksilver Resources (a)(c)
	Natural Gas and Coal Seam Gas Producer	8,603
133,000	SM Energy
	Oil and Gas Producer	8,067

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
368,200	Houston American Energy (c)
	Oil and Gas Exploration/Production in Colombia	$5,066
143,000	Rosetta Resources (a)
	Oil and Gas Producer Exploring in South Texas and Montana	4,894
230,000	Northern Oil And Gas (a)(c)
	Small E&P Company in North Dakota Bakken	4,460
168,000	Swift Energy (a)
	Oil and Gas Exploration and Production	4,089
22,800	Oasis Petroleum (a)
	Oil Producer in North Dakota	509
		35,688
	> Mining 0.9%
85,000	Core Laboratories (Netherlands) (g)
	Oil and Gas Reservoir Consulting	7,635
600,000	Alexco Resource (a)
	Mining, Exploration & Environmental Services	4,068
180,000	Augusta Resource (a)(c)
	U.S. Copper/Molybdenum Mine	553
		12,256
Energy & Minerals: Total		116,784
Other Industries 5.9%
	> Real Estate 4.8%
915,000	Extra Space Storage
	Self Storage Facilities	17,046
739,200	Biomed Realty Trust
	Life Science-focused Office Buildings	12,249
600,000	Associated Estates Realty
	Multifamily Properties	9,276
870,000	Education Realty Trust
	Student Housing	7,473
177,000	Kilroy Realty
	West Coast Office and Industrial Properties	5,540
1,380,000	Kite Realty Group
	Community Shopping Centers	5,051
1,058,000	DCT Industrial Trust
	Industrial Properties	4,645
191,000	Dupont Fabros Technology (c)
	Technology-focused Office Buildings	3,761
100,000	Post Properties
	Multifamily Properties	3,474
		68,515
	> Transportation 1.1%
256,000	World Fuel Services
	Global Fuel Broker	8,358
410,091	Rush Enterprises, Class A (a)	5,807
115,000	Rush Enterprises, Class B (a)
	Truck Sales and Service	1,342
		15,507
Other Industries: Total		84,022

Total Equities: 99.0% (Cost: $1,167,960)		1,409,019

Securities Lending Collateral 3.2%
45,915,875	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.00%)	45,916

Total Securities Lending Collateral: (Cost: $45,916)		45,916

Total Investments: 102.2% (Cost: $1,213,876)(g)(h)		1,454,935	(i)

Obligation to Return Collateral for Securities Loaned: (3.2)%		(45,916)

Cash and Other Assets Less Liabilities: 1.0%		14,590

Total Net Assets: 100.0%		$1,423,609

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)   Non-income producing security.

(b)   An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the nine months ended September 30, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/11	Value	Dividend
RCM Technologies	710,000	—	—	710,000	$3,188	$—
Total of Affiliated Transactions	710,000	—	—	710,000	$3,188	$—

The aggregate cost and value of these companies at September 30, 2011, were $4,479 and $3,188, respectively. Investments in affiliated companies represented 0.22% of the Fund’s total net assets at September 30, 2011.

(c)   All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $43,598,480.

(d)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, the market value of these securities (in thousands) amounted to $18 which represented less than 0.01% of total net assets.

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A-1	2/11/00	18,181	$2,000	$18
Locus Pharmaceuticals, Series A-1 Pfd.	9/05/01	37,500	1,500	—
Locus Pharmaceuticals, Series B-1 Pfd.	2/08/07	19,329	56	—
Medicure - Warrants	12/22/06	738,060	—	—
			$3,556	$18

(e)   Illiquid security.

(f)    Investment made with cash collateral received from securities lending activity.

(g)   On September 30, 2011, the market value of foreign securities represents 1.08% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Israel	$7,648	0.54
Netherlands	7,635	0.54
Total Foreign Portfolio	$15,283	1.08

(h)   At September 30, 2011, for federal income tax purposes, the cost of investments was $1,213,876 and net unrealized appreciation was $241,059 consisting of gross unrealized appreciation of $406,760 and gross unrealized depreciation of $165,701.

(i)    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$443,150	$—		$—	$443,150
Consumer Goods & Services	250,031	—		—	250,031
Industrial Goods & Services	223,976	—		—	223,976
Finance	148,520	—		—	148,520
Health Care	142,518	—	*	18	142,536
Energy & Minerals	116,784	—		—	116,784
Other Industries	84,022	—		—	84,022
Total Equities	1,409,001	—	*	18	1,409,019
Total Securities Lending Collateral	45,916	—		—	45,916
Total Investments	$1,454,917	$—	*	$18	$1,454,935

*  Rounds to less than $500.

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending September 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Health Care	$20	$—	$(2)	$—	$—	$—	$—	$18
	$20	$—	$(2)	$—	$—	$—	$—	$18

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $2.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	Equities: 95.3%
Asia 42.0%
	> Japan 16.5%
2,100,000	Kansai Paint Paint Producer in Japan, India, China and Southeast Asia	$20,124
6,753	Seven Bank ATM Processing Services	13,180
8,970	Jupiter Telecommunications Largest Cable Service Provider in Japan	9,706
528,000	Asahi Diamond Industrial Consumable Diamond Tools	7,344
181,000	Gree Mobile Social Networking Game Developer/Platform	5,520
110,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	4,847
		60,721
	> Singapore 11.8%
13,130,000	Ascendas REIT Industrial Property Landlord	20,247
19,420,000	Mapletree Industrial Trust REIT Industrial Property Landlord	15,978
11,142,000	Mapletree Logistics Trust Industrial Property Landlord	7,217
		43,442
	> China 5.5%
6,276,000	Zhaojin Mining Industry Gold Mining and Refining in China	10,440
3,764,000	Want Want Chinese Branded Consumer Food Company	3,409
84,000	Netease.com Chinese Online Gaming Services	3,205
4,170,000	Jiangsu Expressway Chinese Toll Road Operator	3,150
		20,204
	> Taiwan 4.5%
11,208,400	Far Eastone Telecom Taiwan’s 3rd Largest Mobile Operator	16,572
		16,572
	> South Korea 3.7%
52,000	NHN (a) Korean Online Search Services	9,907
111,000	Woongjin Coway South Korean Household Appliance Rental Service Provider	3,574
		13,481
Asia: Total		154,420
Europe 38.3%
	> United Kingdom 14.8%
1,480,000	Chemring Defense Manufacturer of Countermeasures and Energetics	12,118
1,014,600	JLT Group (b) International Business Insurance Broker	9,936
312,000	Intertek Group Testing, Inspection, Certification Services	8,973
6,886,399	Archipelago Resources (a) Gold Mining Projects in Indonesia, Vietnam, and the Philippines	7,361
850,000	Serco Facilities Management	6,724
1,304,000	Workspace Group United Kingdom Real Estate	4,380
423,820	Shaftesbury London Prime Retail REIT	3,062
616,000	Cobham Aerospace Components	1,667
		54,221
	> Netherlands 7.3%
166,000	AkzoNobel Largest Global Supplier of Protective Paints and Coatings	7,325
235,519	Imtech Electromechanical and ICT Installation and Maintenance	6,625
115,821	Fugro Sub-sea Oilfield Services	5,841
242,103	Aalberts Industries Flow Control and Heat Treatment	3,599
38,000	Core Laboratories (b) Oil and Gas Reservoir Consulting	3,414
		26,804
	> Germany 5.6%
630,000	Wirecard Online Payment Processing & Risk Management	9,638
270,000	Rhoen-Klinikum Health Care Services	5,467
115,500	Rheinmetall Defense & Automotive	5,418
		20,523
	> Switzerland 2.6%
49,000	Kuehne & Nagel Freight Forwarding/Logistics	5,499
24,000	Partners Group Private Markets Asset Management	3,952
		9,451
	> Sweden 2.3%
658,666	Hexagon Design, Measurement and Visualization Software and Equipment	8,565
		8,565
	> Ireland 1.6%
1,930,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	5,909
		5,909
	> Iceland 1.3%
4,800,000	Marel (a) Largest Manufacturer of Poultry and Fish Processing Equipment	4,773
		4,773

Number of Shares		Value (000)
	> Denmark 1.1%
29,000	Novozymes Industrial Enzymes	$4,123
		4,123
	> Belgium 1.0%
74,000	EVS Broadcast Equipment Digital Live Mobile Production Software and Systems	3,827
		3,827
	> France 0.7%
32,657	Neopost Postage Meter Machines	2,395
		2,395
Europe: Total		140,591
Other Countries 12.7%
	> South Africa 6.6%
7,209,798	Rand Merchant Insurance Directly Sold Property and Casualty Insurance; Holdings in Other Insurers	11,165
1,220,200	Adcock Ingram Holdings Manufacturer of Pharmaceuticals and Medical Supplies	9,049
88,700	Naspers Media in Africa, China, Russia, and Other Emerging Markets	3,830
		24,044
	> Canada 2.8%
210,400	CCL Industries Leading Global Label Manufacturer	5,608
125,000	AG Growth Leading Manufacturer of Augers and Grain Handling Equipment	4,469
		10,077
	> United States 1.9%
112,000	Atwood Oceanics (a) Offshore Drilling Contractor	3,848
52,000	SM Energy Oil and Gas Producer	3,154
		7,002
	> Israel 1.4%
460,000	Israel Chemicals Producer of Potash, Phosphates, Bromine, and Specialty Chemicals	5,239
		5,239
Other Countries: Total		46,362
Latin America 2.2%
	> Colombia 1.7%
260,000	Pacific Rubiales Energy Oil Production & Exploration in Colombia	5,508
18,800,000	Quetzal Energy (a)(c) Explores for Oil & Gas in Latin America	775
		6,283
	> Argentina 0.5%
166,667	Union Agriculture Group (a)(c)(f) Farmland Operator in Uruguay	1,777
		1,777
Latin America: Total		8,060

Total Equities: 95.2% (Cost: $321,163)		349,433

Securities Lending Collateral 1.1%
3,965,250	Dreyfus Government Cash Management Fund (d) (7 day yield of 0.00%)	3,965
Total Securities Lending Collateral: (Cost: $3,965)		3,965

Total Investments: 96.3% (Cost: $325,128)(e)(g)		353,398	(h)

Obligation to Return Collateral for Securities Loaned: (1.1)%		(3,965)

Cash and Other Assets Less Liabilities: 4.8%		17,494

Total Net Assets: 100.0%		$366,927

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $3,742,527.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2011, the market value of these securities (in thousands) amounted to $2,552 which represented 0.70% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10	166,667	$2,200	$1,777
Quetzal Energy	1/14/11	18,800,000	2,376	775
			$4,576	$2,552

(d)         Investment made with cash collateral received from securities lending activity.

(e)          At September 30, 2011, for federal income tax purposes, the cost of investments was $353,605 and net unrealized appreciation was $28,270 consisting of gross unrealized appreciation of $54,463 and gross unrealized depreciation of $26,193.

(f)            Illiquid security.

(g)         On September 30, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$60,721	16.5
Euro	56,045	15.3
Pound Sterling	54,221	14.8
US Dollar	47,839	13.0
Singapore Dollar	43,442	11.8
South African Rand	24,044	6.6
Other currencies less than 5% of total net assets	95,563	26.0
	$381,875	104.0

(h)   Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$3,205	$151,215	$—	$154,420
Europe	3,414	137,177	—	140,591
Other Countries	17,079	29,283	—	46,362
Latin America	5,508	775	1,777	8,060
Total Equities	29,206	318,450	1,777	349,433
Total Securities Lending Collateral	3,965	—	—	3,965
Total Investments	$33,171	$318,450	$1,777	$353,398

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending September 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Latin America
Argentina	$2,200	$—	$(423)	$—	$—	$—	$—	$1,777
	$2,200	$—	$(423)	$—	$—	$—	$—	$1,777

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $423.

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	Equities: 98.5%
Consumer Goods & Services 24.4%
	> Retail 10.7%
950,000	Abercrombie & Fitch Teen Apparel Retailer	$58,482
2,625,000	Safeway Supermarkets	43,654
565,000	lululemon athletica (a) Premium Active Apparel Retailer	27,487
240,000	Tiffany & Co. Luxury Good Retailer	14,597
		144,220
	> Travel 6.5%
7,525,000	Hertz (a) Largest U.S. Rental Car Operator	66,973
1,060,000	Gaylord Entertainment (a)(b) Convention Hotels	20,500
		87,473
	> Apparel 3.4%
875,000	Coach Designer & Retailer of Branded Leather Accessories	45,351
		45,351
	> Casinos & Gaming 1.4%
315,000,000	RexLot Holdings (China) Lottery Equipment Supplier in China	18,724
		18,724
	> Educational Services 1.3%
315,000	ITT Educational Services (a)(b) Post-secondary Degree Services	18,138
		18,138
	> Food & Beverage 0.5%
1,850,000	GLG Life Tech (Canada) (a)(b)(c) Produce an All-Natural Sweetener Extracted from the Stevia Plant	6,512
		6,512
	> Leisure Products 0.3%
266,300	Skullcandy (a)(b) Lifestyle Branded Headphones	3,763
		3,763
	> Other Consumer Services 0.3%
2,946,537	IFM Investments (Century 21 China RE) - ADR (China) (a)(c) Provide Real Estate Services in China	3,388
		3,388
Consumer Goods & Services: Total		327,569
Industrial Goods & Services 20.2%
	> Machinery 12.6%
1,660,000	Ametek Aerospace/Industrial Instruments	54,730
735,000	Donaldson Industrial Air Filtration	40,278
1,085,000	Kennametal Consumable Cutting Tools	35,523
790,000	Pall Filtration & Fluids Clarification	33,496
325,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	5,115
		169,142
	> Outsourcing Services 2.1%
1,500,000	Quanta Services (a) Electrical & Telecom Construction Services	28,185
		28,185
	> Other Industrial Services 2.0%
685,000	Expeditors International of Washington International Freight Forwarder	27,777
		27,777
	> Industrial Distribution 1.9%
170,000	WW Grainger Industrial Distribution	25,422
		25,422
	> Waste Management 1.6%
650,000	Waste Management U.S. Garbage Collection & Disposal	21,164
		21,164
Industrial Goods & Services: Total		271,690
Information 17.9%
	> Mobile Communications 6.4%
1,360,000	Crown Castle International (a) Communications Towers	55,311
730,000	SBA Communications (a) Communications Towers	25,171
12,000,000	Globalstar (a)(b) Satellite Mobile Voice & Data Carrier	4,908
		85,390
	> Computer Services 3.8%
4,276,336	WNS - ADR (India) (a)(c) Offshore BPO (Business Process Outsourcing) Services	51,102
		51,102
	> Contract Manufacturing 3.1%
6,275,000	Sanmina-SCI (a)(c) Electronic Manufacturing Services	41,917
		41,917
	> Computer Hardware & Related Equipment 2.1%
700,000	Amphenol Electronic Connectors	28,539
		28,539
	> Instrumentation 1.2%
115,000	Mettler Toledo (a) Laboratory Equipment	16,096
		16,096
	> Business Software 0.5%
182,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	6,774
		6,774

Number of Shares		Value (000)
	> Telecommunications Equipment 0.4%
324,000	Finisar (a) Optical Subsystems and Components	$5,683
		5,683
	> Advertising 0.4%
2,573,400	VisionChina Media - ADR (China) (a)(b) Advertising on Digital Screens in China’s Mass Transit System	4,709
		4,709
Information: Total		240,210
Finance 13.9%
	> Credit Cards 6.5%
3,800,000	Discover Financial Services Credit Card Company	87,172
		87,172
	> Insurance 4.7%
11,650,000	CNO Financial Group (a) Life, Long-term Care & Medical Supplement Insurance	63,026
		63,026
	> Brokerage & Money Management 2.7%
4,900,000	MF Global (a) Futures Broker	20,237
1,050,000	SEI Investments Mutual Fund Administration & Investment Management	16,149
		36,386
Finance: Total		186,584
Energy & Minerals 13.1%
	> Oil & Gas Producers 8.7%
2,255,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	47,773
33,500,000	Canacol Energy (Colombia) (a)(c) Oil Producer in South America	20,460
1,309,500	Houston American Energy (b) Oil and Gas Exploration/Production in Colombia	18,019
36,500,000	ShaMaran Petroleum (Iraq) (a)(c) Oil Exploration in Kurdistan	14,455
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(d)	7,070
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e) Oil & Gas Exploration/Production in the North Sea	662
34,856,000	Petrodorado (Colombia) (a)(c)	5,655
17,144,000	Petrodorado - Warrants (Colombia) (a)(d)(e) Oil & Gas Exploration/Production in Columbia, Peru & Paraguay	356
18,125,000	Petromanas (Canada) (a)	2,162
6,562,500	Petromanas - Warrants (Canada) (a)(d) Exploring for Oil in Albania	92
		116,704
	> Agricultural Commodities 1.5%
1,515,152	Union Agriculture Group (Argentina) (a)(d)(e) Farmland Operator in Uruguay	16,152
38,000,000	Eacom Timber (Canada) (a)(c) Canadian Lumber Producer	3,626
		19,778
	> Alternative Energy 1.4%
2,700,000	Canadian Solar (China) (a)(b)(c) Solar Cell & Module Manufacturer	9,936
3,050,372	Synthesis Energy Systems (China) (a)(b)(c) Owner/Operator of Gasification Plants	5,277
1,600,000	Real Goods Solar (a)(c) Residential Solar Energy Installer	2,912
		18,125
	> Mining 1.1%
950,000	Kirkland Lake Gold (Canada) (a) Gold Mining	15,402
		15,402
	> Oil Services 0.4%
10,885,700	Tuscany International Drilling (Colombia) (a)	6,025
760,000	Tuscany International Drilling - Warrants (Colombia) (a) South America Based Drilling Rig Contractor	4
		6,029
Energy & Minerals: Total		176,038
Other Industries 6.4%
	> Transportation 3.1%
1,140,000	JB Hunt Transport Services Truck & Intermodal Carrier	41,177
		41,177
	> Real Estate 2.2%
1,800,000	Biomed Realty Trust Life Science-focused Office Buildings	29,826
		29,826
	> Regulated Utilities 1.1%
475,000	Wisconsin Energy Wisconsin Utility	14,863
		14,863
Other Industries: Total		85,866
Health Care 2.6%
	> Pharmaceuticals 1.5%
2,500,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	19,525
195,000	Horizon Pharma (a)(b) Specialty Pharma Company	1,363
		20,888

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery 1.1%
2,200,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	$14,322
		14,322
Health Care: Total		35,210

Total Equities: 98.5% (Cost: $1,276,242)		1,323,167

Securities Lending Collateral 2.4%
32,441,695	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.00%)	32,442
Total Securities Lending Collateral: (Cost: $32,442)		32,442

Total Investments: 100.9% (Cost: $1,308,684)(g)(h)		1,355,609	(i)

Obligation to Return Collateral for Securities Loaned: (2.4)%		(32,442)

Cash and Other Assets Less Liabilities: 1.5%		20,166

Total Net Assets: 100.0%		$1,343,333

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2011. The total market value of securities on loan at September 30, 2011 was $29,941,439.

(c)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the nine months ended September 30, 2011, are as follows:

Affiliates	Balance of Shares Held 12/31/10	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/11	Value	Dividend
Canacol Energy	36,240,000	—	2,740,000	33,500,000	$20,460	$—
Canadian Overseas Petroleum*	16,800,000	7,200,000	—	24,000,000	7,070	—
Canadian Solar	3,200,000	100,000	600,000	2,700,000	9,936	—
Eacom Timber	38,000,000	—	—	38,000,000	3,626	—
GLG Life Tech	1,000,000	850,000	—	1,850,000	6,512	—
Globalstar*	15,000,000	—	3,000,000	12,000,000	4,908	—
IFM Investments (Century 21 China RE) - ADR	2,300,000	646,537	—	2,946,537	3,388	—
Petrodorado	28,400,000	6,456,000	—	34,856,000	5,655	—
Real Goods Solar	1,500,000	100,000	—	1,600,000	2,912	—
Sanmina-SCI	7,100,000	—	825,000	6,275,000	41,917	—
ShaMaran Petroleum	35,950,000	550,000	—	36,500,000	14,455	—
Synthesis Energy Systems	4,500,000	—	1,449,628	3,050,372	5,277	—
Tuscany International Drilling*	11,324,000	—	438,300	10,885,700	6,025	—
VisionChina Media - ADR*	3,675,000	—	1,101,600	2,573,400	4,709	—
WNS - ADR	4,200,000	76,336	—	4,276,336	51,102	—
Total of Affiliated Transactions	209,189,000	15,978,873	10,154,528	215,013,345	$187,952	$—

*  At September 30, 2011, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2011, were $264,476 and $165,240, respectively. Investments in affiliated companies represented 12.30% of the Fund’s total net assets at September 30, 2011.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At September 30, 2011, these securities (in thousands) amounted to $24,333, which represented 1.81% of total net assets.

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/08/10	1,515,152	$20,000	$16,152
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260	7,070
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,502	662
Petrodorado - Warrants	11/20/09	17,144,000	2,118	357
Petromanas - Warrants	5/20/10	6,562,500	380	92
			$34,260	$24,333

(e)          Illiquid security.

(f)            Investment made with cash collateral received from securities lending activity.

(g)         On September 30, 2011, the market value of foreign securities represents 17.83% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Colombia	$80,273	5.98
India	51,102	3.80
China	42,034	3.13
Canada	27,794	2.07
Argentina	16,152	1.20
Iraq	14,455	1.07
United Kingdom	7,732	0.58
Total Foreign Portfolio	$239,542	17.83

(h)         At Setpember 30, 2011, for federal income tax purposes, the cost of investments was $1,308,684 and net unrealized appreciation was $46,925 consisting of gross unrealized appreciation of $324,355 and gross unrealized depreciation of $277,430.

(i)    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

> Notes to Statement of Investments (dollar values in thousands)

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$308,845	$18,724	$—	$327,569
Industrial Goods & Services	271,690	—	—	271,690
Information	240,210	—	—	240,210
Finance	186,584	—	—	186,584
Energy & Minerals	151,706	8,180	16,152	176,038
Other Industries	85,866	—	—	85,866
Health Care	35,210	—	—	35,210
Total Equities	1,280,111	26,904	16,152	1,323,167
Total Securities Lending Collateral	32,442	—	—	32,442
Total Investments	$1,312,553	$26,904	$16,152	$1,355,609

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model based on Black Scholes.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$50,762	$—	$—	$50,762

Financial assets were transferred from Level 2 to Level 1 as resale restrictions expired.

> Notes to Statement of Investments (dollar values in thousands)

The following table reconciles asset balances for the nine months ending September 30, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011
Equities
Energy & Minerals	$20,000	$—	$(3,848)	$—	$—	$—	$—	$16,152
	$20,000	$—	$(3,848)	$—	$—	$—	$—	$16,152

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $3,848.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	> Affiliated Stock Funds: 63.7%
1,437,902	Columbia Dividend Income Fund, Class I	$17,514
512,910	Columbia Acorn International Fund, Class I	17,264
501,194	Columbia Acorn Fund, Class I	12,871
682,892	Columbia Marsico Growth Fund, Class I	12,572
769,451	Columbia Large Cap Enhanced Core Fund, Class I	8,625
677,414	Columbia Contrarian Core Fund, Class I	8,610
395,830	Columbia Acorn Select Fund, Class I	8,562
Total Stock Funds: (Cost: $79,231)		86,018

	> Affiliated Bond Funds: 35.8%
2,623,446	Columbia Intermediate Bond Fund, Class I	24,215
1,233,832	Columbia U.S. Treasury Index Fund, Class I	14,633
1,040,371	Columbia Income Opportunities Fund, Class I	9,457
Total Bond Funds: (Cost: $47,009)		48,305

Total Investments: 99.5% (Cost: $126,240)(a)		134,323	(b)

Cash and Other Assets Less Liabilities: 0.5%		725

Total Net Assets: 100.0%		$135,048

> Notes to Statement of Investments (dollar values in thousands)

(a)          At September 30, 2011, for federal income tax purposes, the cost of investments was $126,240 and net unrealized appreciation was $8,083 consisting of gross unrealized appreciation of $8,137 and gross unrealized depreciation of $54.

(b)         Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Stock Funds	$86,018	$—	$—	$86,018
Total Bond Funds	48,305	—	—	48,305
Total Investments	$134,323	$—	$—	$134,323

There were no significant transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	Equities: 87.4%
Asia 43.5%
	> Taiwan 12.9%
26,990	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	$55
4,000	St. Shine Optical World’s Leading Disposable Contact Lens OEM	49
7,730	Simplo Technology Battery Packs for Notebook & Tablet PCs	47
25,902	Far Eastone Telecom Taiwan’s 3rd Largest Mobile Operator	38
2,449	Formosa International Hotels Hotel, Food & Beverage Operation & Hospitality Management Services	33
5,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	28
9,277	Radiant Opto-Electronics LCD Back Light Modules	26
11,085	Taiwan Hon Chuan Beverage Packaging (bottles, caps, labels) Manufacturer	24
13,900	CTCI Corp International Engineering Firm	17
4,800	Advantech Industrial PC & Components	13
1,200	Lung Yen Funeral Services and Columbaria	3
		333
	> China 10.5%
83,166	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	47
33,251	Digital China IT Distribution & Systems Integration Services	43
1,000	Netease.com Chinese Online Gaming Services	38
37,812	Jiangsu Expressway Chinese Toll Road Operator	29
3,000	Noah Holdings - ADR Wealth Management Product Distributor in China	28
451,892	RexLot Holdings Lottery Equipment Supplier in China	27
7,538	ENN Energy China’s Largest Private Gas Operator	24
579	51job - ADR Integrated Human Resource Services	23
10,727	China Yurun Food Meat Processor in China	11
		270
	> Hong Kong 8.9%
219,935	Nagacorp Casino/Entertainment Complex in Cambodia	47
48,909	Mongolian Mining (a) Coking Coal Mining in Mongolia	43
16,865	Lifestyle International Mid to High-End Department Store Operator in Hong Kong & China	43
65,652	Sasa International Cosmetics Retailer	39
4,137	Melco Crown Entertainment - ADR Macau Casino Operator	34
33,000	Melco International Macau Casino Operator	22
		228
	> Philipines 4.6%
189,156	SM Prime Holdings Shopping Mall Operator	53
88,382	Manila Water Company Water Utility Company in the Philippines	38
25,567	Int’l Container Terminal Container Handling Terminals & Port Management	27
		118
	> Indonesia 2.6%
178,989	Ace Indonesia Home Improvement Retailer	67
		67
	> Japan 1.4%
3,860	Kansai Paint Paint Producer in Japan, India, China and Southeast Asia	37
		37
	> Thailand 1.4%
117,555	Home Product Center Home Improvement Retailer	35
		35
	> Singapore 1.2%
27,403	Goodpack Limited International Bulk Container Leasing	32
		32
Asia: Total		1,120
Other Countries 17.8%
	> South Africa 12.3%
9,580	Adcock Ingram Holdings Manufacturer of Pharmaceuticals and Medical Supplies	71
24,626	Coronation Fund Managers South African Fund Manager	61
39,175	Rand Merchant Insurance Directly Sold Property and Casualty Insurance; Holdings in Other Insurers	61
11,354	Northam Platinum Platinum Mining in South Africa	46
5,370	Mr. Price South African Retailer of Apparel, Household and Sporting Goods	44
1,945	Massmart Holdings General Merchandise, Food, and Home Improvement Stores; Wal-Mart Subsidiary	33
		316
	> United States 3.0%
645	Bristow Largest Provider of Helicopter Services to Offshore Oil and Gas Producers	28

Number of Shares		Value (000)
	> United States—continued
752	Atwood Oceanics Offshore Drilling Contractor	$26
1,200	Textainer Group Holdings Top International Container Leasor	24
		78
	> Canada 2.5%
3,100	Alliance Grain Traders Global Leader in Pulse Processing and Distribution	66
		66
Other Countries: Total		460
Europe 14.3%
	> Sweden 3.3%
3,498	Hexagon Design, Measurement and Visualization Software and Equipment	46
4,972	East Capital Explorer Sweden-Based RUS/CEE Investment Fund	38
		84
	> United Kingdom 2.6%
62,959	Archipelago Resources (a) Gold Mining Projects in Indonesia, Vietnam, and the Philippines	67
		67
	> Czech Republic 2.5%
352	Komercni Banka Leading Czech Universal Bank	65
		65
	> Switzerland 2.3%
675	Dufry Group (a) Operates Airport Duty Free and Duty Paid Shops	59
		59
	> France 1.5%
780	Rubis Tank Storage and LPG Distribution	39
		39
	> Kazakhstan 1.1%
4,332	Halyk Savings Bank of Kazakhstan (a) Largest Retail Bank and Insurer in Kazakhstan	27
		27
	> Germany 1.0%
824	Dürr Automotive Plant Engineering & Associated Capital Equipment	27
		27
Europe: Total		368
Latin America 11.8%
	> Brazil 8.5%
4,436	Localiza Rent A Car Car Rental	59
11,121	MRV Engenharia Brazilan Property Developer	57
4,617	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	43
7,431	Suzano - Preferred Brazilian Pulp and Paper Producer	33
1,884	Multiplus Loyalty Program Operator in Brazil	27
		219
	> Mexico 2.3%
1,203	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	59
		59
	> Argentina 1.0%
56,433	Madalena Ventures (a) Oil and Gas Exploration in Argentina	26
		26
Latin America: Total		304

Total Equities: 87.4% (Cost: $2,555)		2,252
	Exchange Traded Funds: 5.2%
India 5.2%
3,065	EGShares India Small Cap ETF	45
2,444	Wisdomtree India Earnings Index ETF	45
3,649	Market Vectors India Small Cap Index ETF	43
India: Total		133

Total Exchange Traded Funds: 5.2% (Cost: $144)		133

Total Investments: 92.6% (Cost: $2,699)(b)(c)		$2,385	(d)

Cash and Other Assets Less Liabilities: 7.4%		192

Total Net Assets: 100.0%		$2,577

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         At September 30, 2011, for federal income tax purposes the cost of investments was $2,699 and net unrealized depreciation was $314 consisting of gross unrealized appreciation of $6 and gross unrealized depreciation of $320.

(c)          On September 30, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
U.S. Dollar	$420	16.3
Hong Kong Dollar	375	14.6
Taiwan Dollar	333	12.9
South African Rand	316	12.3
Brazilian Real	219	8.5
Other currencies less than 5% of total net assets	722	28.0
	$2,385	92.6

(d)         Securities are valued using policies described below:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$123	$997	$—	$1,120
Other Countries	144	316	—	460
Europe	—	368	—	368
Latin America	304	—	—	304
Total Equities	571	1,681	—	2,252
Exchange Traded Funds
Asia	133	—	—	133
Total Exchange Traded Funds	133	—	—	133
Total Investments	$704	$1,681	$—	$2,385

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn European Fund

Statement of Investments (Unaudited), September 30, 2011

Number of Shares		Value (000)
	Equities: 92.7%
Europe 92.7%
	> France 22.2%
1,580	1000 mercis Interactive Advertising and Marketing	$78
1,100	Gemalto Digital Security Solutions	52
600	Eurofins Scientific Food, Pharmaceuticals and Materials Screening and Testing	46
590	Neopost Postage Meter Machines	43
360	Norbert Dentressangle Leading European Logistics and Transport Group	28
1,050	Teleperformance Call Center Operator	22
420	Rubis Tank Storage and LPG Distribution	21
720	Saft Niche Battery Manufacturer	20
460	Mersen Advanced Industrial Materials	18
4,670	Hi-Media (a) Online Advertiser in Europe	15
220	Pierre & Vacances Vacation Apartment Lets	9
		352
	> United Kingdom 18.7%
5,800	Chemring Defense Manufacturer of Countermeasures and Energetics	47
1,400	Intertek Group Testing, Inspection, Certification Services	40
17,220	Charles Taylor Insurance Services	37
3,450	JLT Group International Business Insurance Broker	34
5,430	GlobeOp Financial Services Hedge Fund Administrator	24
3,000	Domino’s Pizza United Kingdom & Ireland Pizza Delivery In UK, Ireland and Germany	21
2,140	Serco Facilities Management	17
5,020	Workspace Group UK Real Estate	17
2,790	Abcam (a) Online Sales of Antibodies	16
620	Rotork Valve Actuators for Oil & Water Pipelines	15
2,540	Premier Oil (a) Oil and Gas Producer in Europe, Pakistan and Asia	14
4,850	Cobham Aerospace Components	13
160	Shaftesbury London Prime Retail REIT	1
		296
	> Netherlands 16.8%
1,340	Imtech Electromechanical and ICT Installation and Maintenance	38
1,530	Unit 4 Aggresso Business Software Development	37
770	Vopak World’s Largest Operator of Petroleum and Chemical Storage Terminals	37
2,420	Aalberts Industries Flow Control and Heat Treatment	36
390	Core Laboratories Oil and Gas Reservoir Consulting	35
1,910	Arcadis Engineering Consultants	35
1,020	Koninklijke TenCate Advanced Textiles and Industrial Fabrics	31
340	Fugro Sub-sea Oilfield Services	17
		266
	> Germany 10.6%
2,880	Wirecard Online Payment Processing & Risk Management	44
140	Rational Commercial Ovens	32
560	Rheinmetall Defense & Automotive	26
720	Elringklinger Automobile Components	17
520	Dürr Automotive Plant Engineering & Associated Capital Equipment	17
550	CTS Eventim Event Ticket Sales	16
800	Rhoen-Klinikum Health Care Services	16
		168
	> Switzerland 7.7%
290	Geberit (a) Plumbing Supplies	53
15	Sika Chemicals for Construction & Industrial Applications	27
160	Partners Group Private Markets Asset Management	26
170	Dufry Group (a) Operates Airport Duty Free and Duty Paid Shops	15
		121
	> Sweden 4.8%
5,250	Sweco Engineering Consultants	43
2,460	Hexagon Design, Measurement and Visualization Software and Equipment	32
		75
	> Italy 2.8%
10,650	CIR Italian Holding Company	20
3,640	Geox Apparel and Shoe Maker	13
130	Tod’s Leather Shoes and Bags	11
		44

Number of Shares		Value (000)
	> Ireland 2.7%
8,700	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	$27
300	Paddy Power Irish Betting Services	15
		42
	> Portugal 2.0%
11,230	Redes Energéticas Nacionais Portuguese Power Transmission and Gas Transportation	32
		32
	> Russia 1.6%
860	Mail.ru - GDR (a)(b) Internet Social Networking and Games for Russian Speakers	25
		25
	> Belgium 1.0%
300	EVS Broadcast Equipment Digital Live Mobile Production Software and Systems	16
		16
	> Norway 0.9%
1,900	Atea Leading Nordic IT Hardware/Software Reseller and Installation Company	15
		15
	> Greece 0.9%
12,800	Intralot Lottery and Gaming Systems and Services	15
		15
	> Iceland —%
400	Marel (a) Largest Manufacturer of Poultry and Fish Processing Equipment	—
		—
Europe: Total		1,467

Total Equities: 92.7% (Cost: $1,566)		1,467

Total Investments: 92.7% (Cost: $1,566)(c)(d)		1,467	(e)

Cash and Other Assets Less Liabilities: 7.3%		115

Total Net Assets: 100.0%		$1,582

GDR = Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)   Non-income producing security.

(b)   Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2011, this security had an aggregate value of $25, which represented 1.58% of total net assets.

(c)   At September 30, 2011 for federal income tax purposes the cost of investments was $1,566 and net unrealized depreciation was $99 consisting of gross unrealized appreciation of $13 and gross unrealized depreciation of $112.

(d)   On September 30, 2011, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$899	56.8
Pound Sterling	296	18.7
Swiss Franc	121	7.7
Other currencies less than 5% of total net assets	151	9.5
	$1,467	92.7

(e)          Securities are valued using policies described below:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of September 30, 2011, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$35	$1,432	$—	$1,467
Total Equities	35	1,432	—	1,467
Total Investments	$35	$1,432	$—	$1,467

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2011

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 21, 2011